Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
February 28, 2026
EIF-NPRT1-0426
1.814098.121
Common Stocks - 99.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cresud SACIF y A ADR	34,251	389,776
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR (b)	35,995	1,614,376
Materials - 0.0%
Chemicals - 0.0%
Bioceres Crop Solutions Corp (c)	39,087	21,889
TOTAL ARGENTINA		2,026,041
AUSTRALIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Fitell Corp Class A	64	104
Health Care - 0.0%
Biotechnology - 0.0%
Alterity Therapeutics ltd ADR (c)	1,155	3,973
Benitec Biopharma Inc (b)(c)	17,169	187,142
Immutep Ltd ADR (b)(c)	18,722	52,422
Kazia Therapeutics Ltd ADR (c)	196	1,656
Mesoblast Ltd ADR (b)(c)	30,737	487,181
Telix Pharmaceuticals Ltd ADR (b)(c)	3,434	24,897
		757,271
Life Sciences Tools & Services - 0.0%
Genetic Technologies Ltd ADR (c)(d)	502	0
TOTAL HEALTH CARE		757,271
Information Technology - 0.0%
Communications Equipment - 0.0%
Mobilicom Ltd/Australia (c)	5,238	28,599
Electronic Equipment, Instruments & Components - 0.0%
Novonix Ltd ADR (b)(c)	5,291	5,026
Software - 0.0%
IREN Ltd (b)(c)	193,471	7,922,638
Mawson Infrastructure Group Inc (c)	155	459
		7,923,097
TOTAL INFORMATION TECHNOLOGY		7,956,722
Materials - 0.0%
Metals & Mining - 0.0%
Elevra Lithium Ltd ADR (b)	3,432	203,964
ioneer Ltd ADR (c)	1,836	7,637
IperionX Ltd ADR (b)(c)	3,274	159,215
Nova Minerals Ltd ADR (b)(c)	3,445	26,492
Snow Lake Resources Ltd (b)(c)	3,125	9,219
TOTAL MATERIALS		406,527
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
VivoPower International PLC (b)(c)	1,642	3,875
TOTAL AUSTRALIA		9,124,499
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	65,279	662,582
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	62,020	1,335,291
BAILIWICK OF JERSEY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
WeShop Holdings Ltd Class A	2,166	41,717
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	111,518	1,420,740
Liberty Global Ltd Class B (b)(c)	327	4,159
Liberty Global Ltd Class C (c)	95,055	1,169,177
TOTAL COMMUNICATION SERVICES		2,594,076
Health Care - 0.0%
Biotechnology - 0.0%
Galapagos NV ADR (c)	7,851	264,265
MDxHealth SA (c)	29,185	99,229
		363,494
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (b)(c)	21,185	86,434
TOTAL HEALTH CARE		449,928
Information Technology - 0.0%
Software - 0.0%
Materialise NV ADR (c)	17,527	90,790
TOTAL BELGIUM		3,134,794
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd	7,723	118,857
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (c)	29,515	51,874,974
Diversified Consumer Services - 0.0%
Afya Ltd Class A	26,816	364,697
TOTAL CONSUMER DISCRETIONARY		52,239,671
Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A (b)	200,265	1,744,308
Capital Markets - 0.0%
Vinci Compass Investments Ltd Class A	30,259	359,780
XP Inc Class A	250,417	5,391,478
		5,751,258
Financial Services - 0.0%
PicS NV Class A (b)	23,619	403,413
StoneCo Ltd Class A (c)	152,613	2,563,898
		2,967,311
TOTAL FINANCIALS		10,462,877
Information Technology - 0.0%
Software - 0.0%
Zenvia Inc Class A (c)	11,429	3,629
Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (b)(c)	65,547	944,532
TOTAL BRAZIL		63,650,709
BRITISH VIRGIN ISLANDS - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Dogness International Corp Class A (b)(c)	1,963	2,807
Health Care - 0.0%
Biotechnology - 0.0%
OKYO Pharma Ltd (c)	12,090	20,674
Industrials - 0.0%
Ground Transportation - 0.0%
Swvl Holdings Corp Class A (b)(c)	3,786	5,982
TOTAL BRITISH VIRGIN ISLANDS		29,463
CAMBODIA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kandal M Venture Ltd Class A (b)(c)	5,510	2,639
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (b)	60,072	2,670,801
CANADA - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telesat Corp Variable Voting Shares (United States) (b)(c)	8,121	255,000
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	18,104	5,896
TOTAL COMMUNICATION SERVICES		260,896
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Visionary Holdings Inc Class A (c)	1,472	1,256
Hotels, Restaurants & Leisure - 0.0%
Bragg Gaming Group Inc (United States) (c)	11,254	18,907
TOTAL CONSUMER DISCRETIONARY		20,163
Consumer Staples - 0.0%
Food Products - 0.0%
Above Food Ingredients Inc (b)(c)	23,464	29,330
Avax One Technology Ltd (c)	57,984	43,430
Borealis Foods Inc Class A (b)(c)	8,028	13,246
Sunopta Inc (United States) (c)	69,316	449,168
Village Farms International Inc (b)(c)	67,993	243,415
		778,589
Personal Care Products - 0.0%
Bioharvest Sciences Inc (b)(c)	11,811	55,630
ZeroStack Corp (c)	423	3,426
		59,056
TOTAL CONSUMER STAPLES		837,645
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Anfield Energy Inc (United States) (b)(c)	18,177	124,876
Encore Energy Corp (United States) (b)(c)	127,795	345,047
Kolibri Global Energy Inc (United States) (b)(c)	24,921	95,198
Uranium Royalty Corp (United States) (b)(c)	89,490	383,912
TOTAL ENERGY		949,033
Financials - 0.0%
Banks - 0.0%
VersaBank (United States)	25,720	424,380
Capital Markets - 0.0%
Defi Technologies Inc (United States) (b)(c)	243,874	165,542
Consumer Finance - 0.0%
Orion Digital Corp (United States) (b)(c)	5,176	6,004
Financial Services - 0.0%
Oxley Bridge Acquisition Ltd Class A	7,367	74,480
TOTAL FINANCIALS		670,406
Health Care - 0.0%
Biotechnology - 0.0%
Alpha Cognition Inc (c)	11,992	71,952
AlphaTON Capital Corp (c)	107	44
Aurinia Pharmaceuticals Inc (c)	80,526	1,141,053
BriaPro Therapeutics Corp (c)(d)	7,229	0
Bright Minds Biosciences Inc (United States) (b)(c)	5,355	448,856
Engene Holdings Inc (b)(c)	38,802	392,288
Eupraxia Pharmaceuticals Inc (United States) (c)	17,805	145,645
Fennec Pharmaceuticals Inc (United States) (c)	19,587	166,294
Medicus Pharma Ltd (b)(c)	3,745	5,730
Oncolytics Biotech Inc (b)(c)	66,939	75,641
ProMIS Neurosciences Inc (b)(c)	344	8,087
TuHURA Biosciences Inc (b)(c)	22,237	37,136
Xenon Pharmaceuticals Inc (c)	46,210	1,997,659
		4,490,385
Health Care Equipment & Supplies - 0.0%
Profound Medical Corp (United States) (b)(c)	21,346	162,443
Zentek Ltd (United States) (b)(c)	53,854	31,784
		194,227
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	176,961	638,830
MindWalk Holdings Corp (b)(c)	16,134	18,231
		657,061
Pharmaceuticals - 0.0%
Aurora Cannabis Inc (United States) (b)(c)	32,619	125,257
Cardiol Therapeutics Inc (United States) (b)(c)	52,435	53,484
Cronos Group Inc (United States) (c)	226,947	605,948
Cybin Inc (United States) (b)(c)	10,900	80,115
Grace Therapeutics Inc (c)	5,571	23,900
Lexaria Bioscience Corp (b)(c)	11,622	8,123
Milestone Pharmaceuticals Inc (b)(c)	74,022	126,578
NervGen Pharma Corp (United States) (b)(c)	8,317	32,603
SNDL Inc (c)	164,900	253,946
Tilray Brands Inc Class 2 (b)(c)	69,489	546,878
		1,856,832
TOTAL HEALTH CARE		7,198,505
Industrials - 0.2%
Aerospace & Defense - 0.0%
Draganfly Inc (United States) (b)(c)	1,835	12,019
Construction & Engineering - 0.0%
PowerBank Corp (United States) (b)(c)	20,938	16,275
Electrical Equipment - 0.0%
Ballard Power Systems Inc (United States) (b)(c)	205,283	439,306
Electrovaya Inc (United States) (c)	25,962	196,272
		635,578
Machinery - 0.0%
GreenPower Motor Co Inc (b)(c)	787	937
Westport Fuel Systems Inc (United States) (b)(c)	7,639	15,125
		16,062
Professional Services - 0.2%
Thomson Reuters Corp (United States) (b)	263,609	25,414,544
TOTAL INDUSTRIALS		26,094,478
Information Technology - 0.5%
Communications Equipment - 0.0%
Core AI Holdings Inc (b)(c)	15,069	27,878
Electronic Equipment, Instruments & Components - 0.0%
Senstar Technologies Corp (c)	15,517	53,689
IT Services - 0.4%
Shopify Inc Class A (United States) (c)	715,413	86,371,811
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	38,856	688,140
POET Technologies Inc (b)(c)	57,806	346,836
		1,034,976
Software - 0.1%
Aduro Clean Technologies Inc (United States) (b)(c)	19,232	208,667
Bitfarms Ltd/Canada (United States) (b)(c)	339,368	746,610
BTQ Technologies Corp (United States) (b)(c)	84,010	279,753
Descartes Systems Group Inc/The (United States) (c)	51,231	3,394,054
Docebo Inc (United States) (c)	19,412	337,381
Hive Digital Technologies Ltd (United States) (b)(c)	131,396	281,187
Hut 8 Corp (United States) (c)	63,338	3,371,482
Open Text Corp (United States) (b)	147,499	3,653,550
ZenaTech Inc (b)(c)	17,419	45,986
		12,318,670
TOTAL INFORMATION TECHNOLOGY		99,807,024
Materials - 0.1%
Chemicals - 0.0%
Loop Industries Inc (c)	22,730	29,549
Methanex Corp (United States)	48,510	2,451,210
		2,480,759
Metals & Mining - 0.1%
Algoma Steel Group Inc (United States) (b)	63,813	292,902
Almonty Industries Inc (United States) (c)	134,114	2,466,356
Blue Moon Metals Inc (United States) (c)	4,740	24,221
Electra Battery Materials Corp (United States) (c)	4,032	2,964
Elemental Royalty Corp (United States) (c)	37,439	884,684
Foremost Clean Energy Ltd (United States) (b)(c)	4,132	9,380
Largo Inc (United States) (b)(c)	32,137	53,990
NexMetals Mining Corp (United States) (b)(c)	9,414	37,844
Santacruz Silver Mining Ltd (United States) (c)	38,417	482,133
Ssr Mining Inc (United States) (b)(c)	125,033	4,024,813
Tmc The Metals CO Inc Class A (b)(c)	252,088	1,580,592
US Goldmining Inc (b)(c)	9,062	109,152
Vox Royalty Corp (United States)	44,222	284,347
		10,253,378
TOTAL MATERIALS		12,734,137
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (b)	30,217	3,587,664
FirstService Corp Subordinate Voting Shares (United States)	27,427	4,321,672
Real Brokerage Inc/The (c)	134,881	357,435
TOTAL REAL ESTATE		8,266,771
TOTAL CANADA		156,839,058
CHINA - 0.5%
Communication Services - 0.1%
Entertainment - 0.0%
DouYu International Holdings Ltd ADR (c)	10,412	54,975
Gamehaus Holdings Inc Class A (b)(c)	3,313	3,346
iQIYI Inc Class A ADR (b)(c)	328,706	525,930
Netease Inc ADR	45,435	5,223,662
Pop Culture Group Co Ltd Class A (b)(c)	58,011	18,946
Scienjoy Holding Corp Class A (b)(c)	16,735	22,425
Sohu.com Ltd ADR (c)	22,115	365,340
Sound Group Inc ADR (b)(c)	1,505	20,784
		6,235,408
Interactive Media & Services - 0.1%
9F Inc ADR (c)	2,127	9,274
Baidu Inc Class A ADR (b)(c)	72,069	8,968,267
Bilibili Inc ADR (b)(c)	72,361	2,018,872
Hello Group Inc Class A ADR	102,307	661,926
JOYY Inc Class A ADR	34,565	2,062,494
Oriental Culture Holding Ltd	41	27
So-Young International Inc ADR (b)	55,857	173,715
Weibo Corp Class A ADR (b)	57,923	575,175
		14,469,750
Media - 0.0%
Able View Global Inc Class B (b)(c)	10,224	7,463
Amber International Holding Ltd Class A ADR (b)(c)	6,483	16,856
GD Culture Group Ltd (c)	17,293	64,330
LZ Technology Holdings Ltd Class B (b)(c)	76,919	91,534
WiMi Hologram Cloud Inc Class B (c)	4,090	7,894
Yueda Digital Holding Class A (c)	214	195
		188,272
Wireless Telecommunication Services - 0.0%
Ucloudlink Group Inc ADR (c)	11,071	19,485
TOTAL COMMUNICATION SERVICES		20,912,915
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
China Automotive Systems Inc (c)	21,380	94,927
ECARX Holdings Inc Class A (b)(c)	208,497	350,275
Hesai Group ADR (c)	8,122	218,888
Kandi Technologies Group Inc (c)	49,661	50,158
Mingteng International Corp Inc (b)(c)	25	38
WeRide Inc ADR (b)(c)	145,149	1,014,592
		1,728,878
Automobiles - 0.0%
Digital Currency X Technology Inc (b)(c)	11,243	20,350
Ezgo Technologies Ltd (b)(c)	450	706
Li Auto Inc ADR (b)(c)	121,503	2,137,238
Lotus Technology inc ADR (b)(c)	10,052	11,559
Niu Technologies ADR (c)	44,796	162,162
		2,332,015
Broadline Retail - 0.3%
Baozun Inc Class A ADR (c)	32,067	80,488
JD.com Inc ADR	268,110	7,112,959
PDD Holdings Inc Class A ADR (c)	386,400	40,081,273
Yunji Inc ADR (b)(c)	430	649
		47,275,369
Distributors - 0.0%
Epsium Enterprise Ltd (b)(c)	7,999	10,559
Diversified Consumer Services - 0.0%
17 Education & Technology Group Inc ADR (c)	3,611	11,736
ATA Creativity Global ADR (c)	4,528	4,573
Lixiang Education Holding Co Ltd ADR (c)	6,384	1,425
Netclass Technology Inc Class A (b)(c)	3,325	888
Ruanyun Edai Technology Inc (b)(c)	20,088	19,485
Skillful Craftsman Education Technology Ltd (c)	6,452	5,807
VisionSys AI Inc Class A ADR (c)	171	239
Wah Fu Education Group Ltd (c)	9,305	15,539
YSX Tech Co Ltd Class A (b)(c)	16,342	18,630
Zeta Network Group Class A (b)(c)	82,475	21,527
Zhongchao Inc Class A (c)	592	128
		99,977
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	58,034	2,278,995
Chagee Holdings Ltd ADR (b)	12,644	138,199
H World Group Ltd ADR (b)	81,661	4,475,023
TH International Ltd (c)	18,716	43,047
Trip.com Group Ltd ADR	145,467	7,654,474
Tuniu Corp Class A ADR	24,726	16,815
		14,606,553
Household Durables - 0.0%
Viomi Technology Co Ltd Class A ADR	21,467	27,263
Leisure Products - 0.0%
Here Group Ltd ADR (b)(c)	14,144	66,052
Specialty Retail - 0.0%
Autozi Internet Technology Global Ltd Class A (c)	27,287	8,437
Jiuzi Holdings Inc (c)	43	49
NaaS Technology Inc ADR (b)(c)	203	445
Park Ha Biological Technology Co Ltd Class A (b)(c)	337	620
Smart Share Global Ltd ADR (b)(c)	22,395	25,306
U Power Ltd Class A (b)(c)	1,292	1,912
Uxin Ltd Class A ADR (b)(c)	26,703	94,262
		131,031
TOTAL CONSUMER DISCRETIONARY		66,277,697
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
111 Inc Class A ADR (b)(c)	2,444	19,332
Food Products - 0.0%
Origin Agritech Ltd (b)(c)	8,286	8,783
Pingtan Marine Enterprise Ltd (b)(c)(d)	62,069	0
		8,783
TOTAL CONSUMER STAPLES		28,115
Energy - 0.0%
Energy Equipment & Services - 0.0%
Leishen Energy Holding Co Ltd (c)	8,390	38,594
Recon Technology Ltd Class A (c)	840	1,008
TOTAL ENERGY		39,602
Financials - 0.0%
Capital Markets - 0.0%
Up Fintech Holding Ltd ADR (c)	80,506	629,557
Consumer Finance - 0.0%
J and Friends Holdings Ltd ADR (c)	4,579	4,213
Jiayin Group Inc ADR	9,010	58,385
LexinFintech Holdings Ltd Class A ADR	85,334	246,615
Metalpha Technology Holding Ltd (c)	31,314	37,264
Qfin Holdings Inc Class A ADR	70,322	1,023,888
		1,370,365
Financial Services - 0.0%
CH Auto Inc (b)(c)(d)	2,322	16,829
Eureka Acquisition Corp Class A (c)	951	10,660
Future Vision II Acquisition Corp (c)	1,077	11,535
		39,024
Insurance - 0.0%
AIFU Inc Class A (c)	1,408	2,788
Huize Holding Ltd ADR (c)	1,764	3,563
Maase Inc Class A (c)	6,400	39,104
Yuanbao Inc ADR (b)	2,985	58,327
		103,782
TOTAL FINANCIALS		2,142,728
Health Care - 0.0%
Biotechnology - 0.0%
Adagene Inc ADR (c)	10,309	30,515
Ascentage Pharma Group International ADR (b)(c)	361	8,527
Burning Rock Biotech Ltd ADR (b)(c)	3,242	83,741
Connect Biopharma Holdings Ltd Class Common ADR (c)	23,320	57,600
NovaBridge Biosciences ADR (b)(c)	56,753	186,150
Sinovac Biotech Ltd (d)	27,717	0
Zai Lab Ltd ADR (c)	23,879	458,954
		825,487
Health Care Equipment & Supplies - 0.0%
Baird Medical Investment Holdings Ltd (b)(c)	25,442	75,817
Jin Medical International Ltd (c)	106,540	15,459
Meihua International Medical Technologies Co Ltd Class A (c)	144	1,296
		92,572
Health Care Providers & Services - 0.0%
Akso Health Group ADR (c)	14,973	21,561
Health Care Technology - 0.0%
iTonic Holdings Ltd Class A (b)(c)	6,251	2,200
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (c)	25,569	28,382
China SXT Pharmaceuticals Inc (b)(c)	356	812
HUTCHMED China Ltd ADR (b)(c)	21,833	312,867
Zhengye Biotechnology Holding Ltd (b)(c)	29,068	23,254
		365,315
TOTAL HEALTH CARE		1,307,135
Industrials - 0.0%
Aerospace & Defense - 0.0%
EHang Holdings Ltd ADR (b)(c)	33,547	411,622
Air Freight & Logistics - 0.0%
BingEx Ltd ADR (b)(c)	13,617	34,996
Shengfeng Development Ltd Class A (c)	23,490	22,268
		57,264
Commercial Services & Supplies - 0.0%
Decent Holding Inc Class A (b)(c)	12,812	1,407
Planet Image International Ltd Class A (b)(c)	12,104	13,193
		14,600
Construction & Engineering - 0.0%
Huhutech International Group Inc (b)(c)	12,124	91,172
Julong Holding Ltd (b)	5,996	33,638
		124,810
Electrical Equipment - 0.0%
eLong Power Holding Ltd Class A (b)(c)	1,465	159
Erayak Power Solution Group Inc Class A (c)	110	91
		250
Ground Transportation - 0.0%
Webus International Ltd (c)	7,025	3,028
Machinery - 0.0%
Greenland Technologies Holding Corp (b)(c)	13,703	9,592
Scage Future ADR	1,957	3,014
ZJK Industrial Co Ltd (b)(c)	42,267	70,163
		82,769
Professional Services - 0.0%
E-Power Inc Class A (b)(c)(e)	8,860	7,193
Kanzhun Ltd ADR	215,841	3,470,724
Lucas GC Ltd Class A (b)(c)	1,314	2,247
		3,480,164
Trading Companies & Distributors - 0.0%
Texxon Holding Ltd (b)(c)	11,384	65,458
TOTAL INDUSTRIALS		4,239,965
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Iczoom Group Inc Class A (c)	6,798	5,721
Lianhe Sowell International Group Ltd (b)(c)	34,942	6,293
Ostin Technology Group Co Ltd Class A (b)(c)(d)	2,608	4,420
		16,434
IT Services - 0.0%
CLPS Inc (c)	5,050	5,302
GDS Holdings Ltd Class A ADR (b)(c)	56,019	2,314,145
Hitek Global Inc Class A (b)(c)	14,392	28,640
Kingsoft Cloud Holdings Ltd ADR (b)(c)	16,954	228,540
Vnet Group Inc Class A ADR (b)(c)	89,961	969,780
		3,546,407
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	121,120	443,299
Nano Labs Ltd Class A (b)(c)	8,323	24,553
		467,852
Software - 0.0%
Abits Group Inc (b)(c)	1,041	2,655
Agora Inc ADR (b)(c)	44,594	208,254
AIOS Tech Inc Class A (b)(c)	420	251
Aurora Mobile Ltd Class A ADR (b)(c)	2,278	16,857
Bit Origin Ltd Class A (c)	338	855
Chaince Digital Holdings Inc (b)(c)	41,766	245,166
Datasea Inc (c)	3,072	2,805
Infobird Co Ltd (c)	708	704
MMTEC Inc (b)(c)	9,228	39,496
Next Technology Holding Inc (b)(c)	1,020	3,764
Pony AI Inc ADR (c)	11,318	162,300
T3 Defense Inc (b)(c)	10,552	18,572
The9 Ltd ADR (b)(c)	4,242	23,882
Xiao I Corp ADR (b)(c)	2,871	665
Xunlei Ltd ADR (b)(c)	31,122	178,018
		904,244
Technology Hardware, Storage & Peripherals - 0.0%
Canaan Inc Class A ADR (b)(c)	299,200	147,775
Ebang International Holdings Inc Class A (c)	1,980	4,752
		152,527
TOTAL INFORMATION TECHNOLOGY		5,087,464
Materials - 0.0%
Metals & Mining - 0.0%
Hongli Group Inc (c)	7,458	7,831
Huadi International Group Co Ltd (c)	1,902	2,338
TOTAL MATERIALS		10,169
TOTAL CHINA		100,045,790
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (c)	18,322	1,441,941
CYPRUS - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GDEV Inc (c)	6,522	98,091
Industrials - 0.0%
Marine Transportation - 0.0%
Castor Maritime Inc (c)	4,135	9,014
Robin Energy Ltd	297	1,203
Toro Corp	11,890	47,798
TOTAL INDUSTRIALS		58,015
TOTAL CYPRUS		156,106
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	35,982	8,401,797
Evaxion A/S ADR (b)(c)	621	1,962
Genmab A/S ADR (c)	32,836	966,692
IO Biotech Inc (c)	33,307	11,624

TOTAL DENMARK		9,382,075
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (c)	33,316	595,357
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	35,688	4,328,241
Clementia Pharmaceuticals Inc rights (c)(d)	21,066	0
DBV Technologies SA ADR (b)(c)	3,877	81,378
Inventiva SA ADR (b)(c)	4,695	30,471
Nanobiotix SA ADR (c)	4,489	139,339
Valneva SE ADR (b)(c)	2,880	31,939
		4,611,368
Health Care Equipment & Supplies - 0.0%
EDAP TMS SA ADR (c)	22,764	99,479
Pharmaceuticals - 0.0%
Ipsen SA (c)(d)	103,469	1
TOTAL HEALTH CARE		4,710,848
TOTAL FRANCE		5,306,205
GERMANY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Trivago NV Class A ADR (c)	10,967	32,023
Health Care - 0.0%
Biotechnology - 0.0%
Anbio Biotechnology Ltd Class A (b)(c)	25,763	663,655
BioNTech SE ADR (b)(c)	60,160	6,631,438
Immatics NV (b)(c)	79,063	817,511
InflaRx NV (b)(c)	43,672	40,178
Mainz Biomed NV (c)	225	171
		8,152,953
Life Sciences Tools & Services - 0.0%
Evotec SE ADR (c)	6,927	23,552
Pharmaceuticals - 0.0%
AtaiBeckley Inc (b)(c)	217,807	790,639
TOTAL HEALTH CARE		8,967,144
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc	38,307	68,953
TOTAL GERMANY		9,068,120
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	14,324	138,370
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Anghami Inc (b)(c)	3,505	10,515
NIP Group Inc ADR (c)	4,526	3,987
		14,502
Interactive Media & Services - 0.0%
GIBO Holdings Ltd Class A (b)	456	652
Media - 0.0%
TNL Mediagene (b)(c)	124	390
TOTAL COMMUNICATION SERVICES		15,544
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
FST Corp (b)(c)	41,123	50,581
Consumer Staples - 0.0%
Food Products - 0.0%
Australian Oilseeds Holdings Ltd (b)(c)	1,443	885
Personal Care Products - 0.0%
Big Tree Cloud Holdings Ltd Class A (b)(c)	2,106	6,592
TOTAL CONSUMER STAPLES		7,477
Financials - 0.0%
Capital Markets - 0.0%
Activate Energy Acquisition Corp Class A	2,593	25,774
Patria Investments Ltd Class A (b)	37,295	489,310
Webull Corp Class A (b)	244,687	1,421,632
		1,936,716
Financial Services - 0.0%
Crown Reserve Acquisition Corp I Class A	53,703	537,030
Fifth Era Acquisition Corp I Class A	3,700	38,036
GigCapital7 Corp Class A (c)	39,838	422,283
		997,349
Insurance - 0.0%
Cheche Group Inc Class A (b)(c)	32,459	25,919
Oxbridge Re Holdings Ltd (c)	5,511	6,117
		32,036
TOTAL FINANCIALS		2,966,101
Health Care - 0.0%
Biotechnology - 0.0%
Adlai Nortye Ltd ADR (b)(c)	11,133	87,505
BridgeBio Oncology Therapeutics Inc (b)(c)	48,351	484,961
		572,466
Health Care Providers & Services - 0.0%
Prenetics Global Ltd Class A (b)(c)	6,297	106,482
TOTAL HEALTH CARE		678,948
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
ESGL Holdings Ltd (b)(c)	33,157	100,466
Electrical Equipment - 0.0%
Skycorp Solar Group Ltd Class A (c)	2,895	1,439
Marine Transportation - 0.0%
High-Trend International Group Class A (b)(c)	3,552	33,495
Professional Services - 0.0%
Youlife Group Inc ADR (b)	1,708	1,947
Trading Companies & Distributors - 0.0%
Ten-League International Holdings Ltd (b)(c)	12,859	5,000
TOTAL INDUSTRIALS		142,347
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Semilux International Ltd (b)(c)	16,572	8,702
Materials - 0.0%
Metals & Mining - 0.0%
Blue Gold Ltd Class A (b)	17,992	34,724
Namib Minerals (b)	33,891	128,786
TOTAL MATERIALS		163,510
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,033,210
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (c)	18,772	168,009
Industrials - 0.0%
Marine Transportation - 0.0%
Capital Clean Energy Carriers Corp (b)	19,867	451,180
Euro-Holdings Ltd (b)	2,014	14,138
EuroDry Ltd (c)	3,945	86,711
Euroseas Ltd	5,058	347,687
Performance Shipping Inc (c)	4,386	10,132
Pyxis Tankers Inc (c)	10,640	44,262
Star Bulk Carriers Corp	75,248	1,978,270
United Maritime Corp	608	1,265
TOTAL INDUSTRIALS		2,933,645
TOTAL GREECE		3,101,654
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	100,086	7,295,269
HONG KONG - 0.1%
Communication Services - 0.0%
Media - 0.0%
BUUU Group Ltd Class A (b)	2,688	39,863
Etoiles Capital Group Co Ltd Class A (b)(d)	11,423	171,573
Everbright Digital Holding Ltd (b)	1,372	3,567
QMMM Holdings Ltd Class A (c)(d)	29,633	2,653,636
TJGC Group Ltd (c)	10,619	9,440
		2,878,079
Wireless Telecommunication Services - 0.0%
FingerMotion Inc (b)(c)	30,327	37,302
TOTAL COMMUNICATION SERVICES		2,915,381
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	9,895	230,356
Distributors - 0.0%
707 Cayman Holdings Ltd Class A (b)(c)	13,807	1,325
AsiaStrategy (b)(c)	15,111	29,467
Ping An Biomedical Co Ltd (b)(c)	5,758	855
Raytech Holding Ltd (b)(c)	389	1,665
		33,312
Diversified Consumer Services - 0.0%
Charming Medical Ltd Class A (b)(d)	10,752	315,625
SunCar Technology Group Inc Class A (b)(c)	34,865	78,795
SuperX AI Technology Ltd (b)(c)	24,889	335,255
		729,675
Hotels, Restaurants & Leisure - 0.0%
Masterbeef Group (b)(c)	10,878	60,264
Melco Resorts & Entertainment Ltd ADR (c)	131,899	783,480
		843,744
Household Durables - 0.0%
Fenbo Holdings Ltd Class A (c)	3,296	3,460
Leisure Products - 0.0%
K-Tech Solutions Co Ltd Class A (b)	4,082	8,858
Specialty Retail - 0.0%
Pitanium Ltd Class A (b)(c)(d)	9,064	94,175
TOTAL CONSUMER DISCRETIONARY		1,943,580
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	4,971	15,907
Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR (c)	58,351	8,684,964
Garden Stage Ltd Class A (c)	4,543	500
Grande Group Ltd Class A (b)(c)	7,245	12,606
Magic Empire Global Ltd Class A (c)	1,372	1,276
Plutus Financial Group Ltd (b)(c)	3,368	11,013
Solowin Holdings Class A (b)(c)	107,706	400,666
TOP Financial Group Ltd Class A (b)(c)	11,095	11,317
Waton Financial Ltd (b)	29,578	148,777
		9,271,119
Financial Services - 0.0%
A Paradise Acquisition Corp Class A	26,165	265,575
A SPAC III Acquisition Corp Class A (c)	10,042	119,500
YHN Acquisition I Ltd (c)	2,266	24,178
		409,253
TOTAL FINANCIALS		9,680,372
Health Care - 0.0%
Pharmaceuticals - 0.0%
Regencell Bioscience Holdings Ltd (b)(c)	292,092	7,661,573
Industrials - 0.0%
Building Products - 0.0%
Intelligent Living Application Group Inc (c)	862	2,284
Commercial Services & Supplies - 0.0%
Guardforce AI Co Ltd (c)	3,551	2,071
Mint Incorporation Ltd Class A (b)(c)	13,794	4,649
Rich Sparkle Holdings Ltd (b)	7,350	76,367
Roma Green Finance Ltd (b)(c)	33,050	86,922
SU Group Holdings Ltd (c)	400	2,051
		172,060
Construction & Engineering - 0.0%
Masonglory Ltd (b)(c)	9,139	4,901
Ming Shing Group Holdings Ltd (c)	4,071	4,560
OneConstruction Group Ltd (b)(c)	11,036	16,223
Phoenix Asia Holdings Ltd (b)(c)	12,645	202,446
Skyline Builders Group Holding Ltd Class A (c)	16,855	53,936
		282,066
Ground Transportation - 0.0%
Smart Logistics Global Ltd (b)(c)	24,897	33,113
Professional Services - 0.0%
Hang Feng Technology Innovation Co Ltd (b)	4,110	13,193
OFA Group (b)(c)	5,208	2,539
		15,732
Trading Companies & Distributors - 0.0%
Euro Tech Holdings Co Ltd (b)(c)	4,600	5,566
TOTAL INDUSTRIALS		510,821
Information Technology - 0.0%
Communications Equipment - 0.0%
UTStarcom Holdings Corp (c)	12,236	28,877
Electronic Equipment, Instruments & Components - 0.0%
CCSC Technology International Holdings Ltd Class A (b)(c)	623	361
Creative Global Technology Holdings Ltd Class A (b)(c)	8,696	18,609
TROOPS Inc (b)(c)	74,079	213,348
		232,318
IT Services - 0.0%
Alpha Technology Group Ltd Class A (b)(c)	9,023	151,045
Global Engine Group Holding Class A (c)	3,799	1,571
		152,616
Software - 0.0%
Diginex Ltd (b)(c)	109,216	69,221
TOTAL INFORMATION TECHNOLOGY		483,032
Materials - 0.0%
Metals & Mining - 0.0%
China Natural Resources Inc (c)	183	598
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Reitar Logtech Holdings Ltd Class A (b)(c)	29,330	21,118
TOTAL HONG KONG		23,232,382
INDIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sify Technologies Ltd ADR (b)(c)	6,614	103,641
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	52,909	2,987,772
Yatra Online Inc (c)	25,535	30,131
TOTAL CONSUMER DISCRETIONARY		3,017,903
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (c)	141,697	782,167
TOTAL INDIA		3,903,711
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Polibeli Group Ltd Class A (b)	217,081	1,736,648
IRELAND - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Brera Holdings PLC Class B (b)(c)	50,970	53,519
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Carbon Revolution PLC (b)(c)	429	5
Health Care - 0.0%
Biotechnology - 0.0%
Amarin Corp PLC ADR (b)(c)	11,771	162,440
Prothena Corp PLC (b)(c)	34,512	299,219
		461,659
Health Care Equipment & Supplies - 0.0%
Trinity Biotech PLC ADR (b)(c)	16,642	11,974
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (c)	542	645
GH Research PLC (b)(c)	35,645	529,328
		529,973
TOTAL HEALTH CARE		1,003,606
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	15,653	1,143,452
Electrical Equipment - 0.0%
Ads-Tec Energy PLC (b)(c)	35,718	421,472
TOTAL INDUSTRIALS		1,564,924
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
SMX Security Matters PLC (b)(c)	1,163	39,658
TOTAL IRELAND		2,661,712
ISRAEL - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (c)	168,202	533,201
Media - 0.0%
Nexxen International Ltd (c)	39,813	256,396
Perion Network Ltd (b)(c)	28,312	242,067
		498,463
TOTAL COMMUNICATION SERVICES		1,031,664
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	131,991	1,116,644
REE Automotive Ltd Class A (c)	7,288	4,103
		1,120,747
Broadline Retail - 0.0%
Global-e Online Ltd (c)	97,337	3,403,875
TOTAL CONSUMER DISCRETIONARY		4,524,622
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
G Willi-Food International Ltd	7,040	189,306
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (c)	26,203	308,409
TOTAL CONSUMER STAPLES		497,715
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (b)	26,551	814,319
Health Care - 0.0%
Biotechnology - 0.0%
Collplant Biotechnologies Ltd (c)	5,925	3,348
Compugen Ltd (b)(c)	50,395	91,215
Enlivex Ltd (b)(c)	30,802	35,422
Entera Bio Ltd (c)	21,136	29,379
Evogene Ltd (United States) (b)(c)	4,198	3,685
Kamada Ltd (United States)	29,409	255,859
NeuroSense Therapeutics Ltd (c)	15,870	14,424
Quoin Pharmaceuticals Ltd rights (c)(d)	3,438,400	34
XTL Biopharmaceuticals Ltd ADR (b)(c)	8,903	6,791
		440,157
Health Care Equipment & Supplies - 0.0%
Alpha Tau Medical Ltd Class A (b)(c)	48,170	373,799
Brainsway Ltd ADR (c)	5,012	115,978
Icecure Medical Ltd (b)(c)	40,453	23,374
Inspira Technologies Oxy BHN Ltd (b)(c)	2,924	1,696
InspireMD Inc (c)	18,244	32,839
Lifeward Ltd (b)(c)	216	1,598
		549,284
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	54,263	128,603
Pharmaceuticals - 0.0%
Intercure Ltd (United States) (c)	22,539	18,707
MediWound Ltd (b)(c)	6,967	120,530
Oramed Pharmaceuticals Inc (b)	24,282	82,923
Sol-Gel Technologies Ltd (b)(c)	1,340	120,198
		342,358
TOTAL HEALTH CARE		1,460,402
Industrials - 0.1%
Aerospace & Defense - 0.1%
A2Z Cust2Mate Solutions Corp (b)(c)	21,354	111,681
Elbit Systems Ltd (United States)	27,416	21,084,002
		21,195,683
Air Freight & Logistics - 0.0%
Freightos Ltd (c)	26,054	34,391
Electrical Equipment - 0.0%
ZOOZ Strategy Ltd (United States) (c)	50,329	19,120
Machinery - 0.0%
Kornit Digital Ltd (c)	30,396	464,755
Nano Dimension Ltd ADR (c)	173,788	326,721
		791,476
TOTAL INDUSTRIALS		22,040,670
Information Technology - 0.2%
Communications Equipment - 0.0%
AudioCodes Ltd	17,874	127,620
Ceragon Networks Ltd (c)	46,357	105,230
Gilat Satellite Networks Ltd (United States) (b)(c)	33,650	535,035
Ituran Location and Control Ltd	11,457	549,936
Silicom Ltd (c)	4,848	95,506
		1,413,327
Electronic Equipment, Instruments & Components - 0.0%
Arbe Robotics Ltd (b)(c)	94,209	77,468
Eltek Ltd	4,564	41,030
Gauzy Ltd (b)(c)	7,593	3,797
Innoviz Technologies Ltd (b)(c)	144,534	123,273
Nayax Ltd (United States) (c)	22,184	1,134,712
ParaZero Technologies Ltd (b)(c)	5,181	6,269
Rail Vision Ltd (b)(c)	423	3,570
SuperCom Ltd (c)	1,032	8,741
		1,398,860
IT Services - 0.0%
Formula Systems 1985 Ltd ADR (b)	193	21,948
Hub Cyber Security Ltd (b)(c)	542	802
Matrix IT Ltd (b)	18,352	554,848
Wix.com Ltd (c)	32,173	2,266,910
		2,844,508
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (c)	26,792	4,484,713
Nova Ltd (b)(c)	17,019	7,468,958
Tower Semiconductor Ltd (United States) (c)	64,316	8,031,139
		19,984,810
Software - 0.1%
Alarum Technologies Ltd ADR (b)(c)	2,975	19,338
Allot Ltd (b)(c)	25,818	163,686
Beamr Imaging Ltd (b)(c)	7,991	13,185
Cellebrite DI Ltd (c)	149,604	1,995,717
Check Point Software Technologies Ltd (b)(c)	63,455	9,649,602
Cognyte Software Ltd (c)	46,043	326,445
My Size Inc (b)(c)	1,815	1,000
Nice Ltd ADR (b)(c)	26,848	3,121,080
RADCOM Ltd (b)(c)	13,724	156,316
Radware Ltd (c)	27,306	632,134
		16,078,503
TOTAL INFORMATION TECHNOLOGY		41,720,008
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (c)	74,802	5,029,686
TOTAL ISRAEL		77,119,086
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	129,119	8,714,241
JAPAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Tryhard Holdings Ltd (b)	31,127	16,616
Financials - 0.0%
Financial Services - 0.0%
Ribbon Acquisition Corp Class A	1,002	10,511
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryojbaba Co Ltd (b)(c)	7,347	18,441
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	19,951	0
TOTAL HEALTH CARE		18,441
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	109,291	3,985,843
Toyo Co Ltd (b)(c)	40,439	318,255
		4,304,098
Software - 0.0%
Heartcore Enterprise Inc (b)	12,158	3,265
TOTAL INFORMATION TECHNOLOGY		4,307,363
TOTAL JAPAN		4,352,931
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (b)	27,991	705,373
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	37,273	4,479,096
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR (c)	118,430	8,359,974
TOTAL KAZAKHSTAN		12,839,070
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
DoubleDown Interactive Co Ltd ADR (c)	4,819	44,046
Gravity Co Ltd ADR (c)	2,419	157,283
		201,329
Interactive Media & Services - 0.0%
Global Interactive Technologies Inc (b)(c)	1,314	3,140
Webtoon Entertainment Inc (b)(c)	80,771	908,674
		911,814
TOTAL COMMUNICATION SERVICES		1,113,143
Financials - 0.0%
Capital Markets - 0.0%
Harvard Ave Acquisition Corp Class A	3,702	37,057
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	22,175	129,059
TOTAL KOREA (SOUTH)		1,279,259
LUXEMBOURG - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Moolec Science SA (c)	91	1,210
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	178,379	711,733
TOTAL LUXEMBOURG		712,943
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CCH Holdings Ltd (b)	11,661	5,713
Consumer Staples - 0.0%
Personal Care Products - 0.0%
DSwiss Inc (b)(c)(d)	7,648	0
Empro Group Inc (b)(c)(d)	3,236	56,177
TOTAL CONSUMER STAPLES		56,177
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CBL International Ltd Class B (b)(c)	13,001	5,870
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Agape ATP Corp (c)	34	65
Industrials - 0.0%
Construction & Engineering - 0.0%
Agroz Inc (b)(c)	13,349	4,866
Machinery - 0.0%
WF Holding Ltd/MY (b)(c)	8,772	3,287
Trading Companies & Distributors - 0.0%
BioNexus Gene Lab Corp (b)(c)	2,368	6,465
TOTAL INDUSTRIALS		14,618
Information Technology - 0.0%
IT Services - 0.0%
ARB IOT Group Ltd (c)	652	3,130
TOTAL MALAYSIA		85,573
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	21,791	95,009
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Heidmar Maritime Holdings Corp (b)(c)	36,626	34,428
Imperial Petroleum Inc (c)	13,415	57,014

TOTAL MARSHALL ISLANDS REPUBLIC OF		91,442
MEXICO - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Globa Terra Acquisition Corp Class A	5,275	53,647
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	2,777	339,239
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Murano Global Investments PLC (b)(c)	53,608	42,382
TOTAL MEXICO		435,268
MOROCCO - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Addentax Group Corp (b)(c)	1,279	432
NETHERLANDS - 0.7%
Financials - 0.0%
Capital Markets - 0.0%
Coincheck Group NV (b)(c)	81,057	195,347
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	16,830	12,907,264
Newamsterdam Pharma Co NV (b)(c)	68,000	2,411,280
Pharming Group NV ADR (c)	2,093	34,116
ProQR Therapeutics NV (c)	84,909	135,005
uniQure NV (b)(c)	36,211	565,978
		16,053,643
Pharmaceuticals - 0.0%
Pharvaris NV (c)	40,716	1,155,927
TOTAL HEALTH CARE		17,209,570
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
SCHMID Group NV (b)(c)	32,494	209,911
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	51,010	73,993,066
NXP Semiconductors NV	144,924	32,899,197
		106,892,263
Software - 0.1%
Nebius Group NV Class A (b)(c)	128,367	11,705,787
TOTAL INFORMATION TECHNOLOGY		118,807,961
TOTAL NETHERLANDS		136,212,878
NORWAY - 0.0%
Information Technology - 0.0%
Software - 0.0%
Opera Ltd ADR (b)	25,291	405,668
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (c)	22,119	1,236,231
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)(c)	21,451	227,810
Materials - 0.0%
Metals & Mining - 0.0%
One and one Green Technologies Inc Class A (c)	4,977	35,262
TOTAL PHILIPPINES		263,072
POLAND - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Atlas Lithium Corp (b)(c)	13,811	73,060
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	62,469	489,757
Liberty Latin America Ltd Class C (c)	55,755	442,695
TOTAL COMMUNICATION SERVICES		932,452
Financials - 0.0%
Banks - 0.0%
Popular Inc	37,881	5,127,572
TOTAL PUERTO RICO		6,060,024
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	32,600	0
SINGAPORE - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
GCL Global Holdings Ltd (b)(c)	77,069	47,097
Interactive Media & Services - 0.0%
MoneyHero Ltd Class A (c)	6,906	9,806
Media - 0.0%
Fast Track Group (c)	13,506	6,348
Smart Digital Group Ltd (b)(c)(d)	18,445	34,123
		40,471
TOTAL COMMUNICATION SERVICES		97,374
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Davis Commodities Ltd (b)(c)	11,987	1,186
Energy - 0.0%
Energy Equipment & Services - 0.0%
OMS Energy Technologies Inc (c)	23,654	106,916
Oil, Gas & Consumable Fuels - 0.0%
Delixy Holdings Ltd (b)(c)	6,712	6,512
PTL Ltd (b)(c)	66	564
		7,076
TOTAL ENERGY		113,992
Financials - 0.0%
Consumer Finance - 0.0%
Antalpha Platform Holding Co (b)	14,301	132,856
Financial Services - 0.0%
Hall Chadwick Acquisition Corp Class A	8,712	87,120
Origin Investment Corp I	21,824	223,042
RF Acquisition Corp II (c)	1,226	13,302
		323,464
TOTAL FINANCIALS		456,320
Health Care - 0.0%
Biotechnology - 0.0%
Cytomed Therapeutics Ltd (c)	4,854	5,242
Health Care Equipment & Supplies - 0.0%
Cuprina Holdings Cayman Ltd Class A (b)(c)	1,611	590
Health Care Providers & Services - 0.0%
Basel Medical Group Ltd (b)(c)	6,973	4,186
Euda Health Holdings Ltd (b)(c)	20,664	20,142
		24,328
TOTAL HEALTH CARE		30,160
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Primech Holdings Ltd (c)	16,381	11,614
YY Group Holding Ltd Class A (b)(c)	14,895	2,832
		14,446
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	2,328,342	9,825,603
Trading Companies & Distributors - 0.0%
Simpple Ltd (c)	99	301
TOTAL INDUSTRIALS		9,840,350
Information Technology - 0.0%
IT Services - 0.0%
Trident Digital Tech Holdings Ltd ADR (b)(c)	8,734	1,987
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	30,937	2,156,928
Technology Hardware, Storage & Peripherals - 0.0%
Bgin Blockchain Ltd Class A (b)(c)	56,678	157,565
TOTAL INFORMATION TECHNOLOGY		2,316,480
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Hotel101 Global Holdings Corp (b)	24,507	197,526
Ohmyhome LTD Class A (b)(c)	10,490	13,008
TOTAL REAL ESTATE		210,534
TOTAL SINGAPORE		13,066,396
SOUTH AFRICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Lesaka Technologies Inc (b)(c)	38,928	181,793
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	19,171	905,255
TOTAL SOUTH AFRICA		1,087,048
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Codere Online Luxembourg SA (b)(c)	15,902	128,806
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR	72,463	659,414
TOTAL SPAIN		788,220
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)(c)	2,100	1,925
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (c)(d)	23,572	0
TOTAL HEALTH CARE		1,925
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR (b)	138,381	1,605,220
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Eco Wave Power Global AB ADR (c)	2,732	13,441
TOTAL SWEDEN		1,620,586
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	115,947	2,360,681
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States) (b)	60,885	1,834,465
Health Care - 0.0%
Biotechnology - 0.0%
AC Immune SA (b)(c)	63,601	186,351
CRISPR Therapeutics AG (b)(c)	55,492	3,337,289
Molecular Partners AG ADR (b)(c)	1,070	5,617
		3,529,257
Health Care Technology - 0.0%
Sophia Genetics SA (c)	40,739	183,326
Pharmaceuticals - 0.0%
Oculis Holding AG (c)	36,061	1,060,554
TOTAL HEALTH CARE		4,773,137
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG (b)	49,077	707,690
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
SEALSQ Corp (b)(c)	75,513	296,766
WISeKey International Holding Ltd ADR (b)(c)	1,436	10,196
		306,962
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (b)	77,495	7,125,665
TOTAL INFORMATION TECHNOLOGY		7,432,627
TOTAL SWITZERLAND		17,108,600
TAIWAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GigaMedia Ltd (c)	1,210	1,876
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Gogoro Inc (c)	6,681	20,778
Distributors - 0.0%
Agencia Comercial Spirits Ltd Class A (b)	11,730	163,516
TOTAL CONSUMER DISCRETIONARY		184,294
Financials - 0.0%
Financial Services - 0.0%
OBOOK Holdings Inc Class A (b)	23,000	138,690
Health Care - 0.0%
Biotechnology - 0.0%
Jyong Biotech Ltd (b)(c)	46,102	98,658
YD Bio Ltd (b)	39,279	340,353
TOTAL HEALTH CARE		439,011
Industrials - 0.0%
Electrical Equipment - 0.0%
Asia Pacific Wire & Cable Corp Ltd (c)	108,040	179,346
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ChipMOS Technologies Inc ADR	3,698	166,151
Himax Technologies Inc ADR	62,831	457,410
SemiLEDs Corp/Taiwan (c)	9,480	14,125
Silicon Motion Technology Corp ADR	19,589	2,531,486
		3,169,172
Software - 0.0%
Gorilla Technology Group Inc (b)(c)	12,639	149,393
TOTAL INFORMATION TECHNOLOGY		3,318,565
TOTAL TAIWAN		4,261,782
TURKEY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)(c)	66,663	176,657
UNITED ARAB EMIRATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ambitions Enterprise Management Co LLC Class A (b)(c)	6,413	41,300
Wireless Telecommunication Services - 0.0%
Kyivstar Group Ltd	145,640	1,721,465
TOTAL COMMUNICATION SERVICES		1,762,765
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Robo.ai Inc Class B (b)(c)	159,654	22,782
TOTAL UNITED ARAB EMIRATES		1,785,547
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	189,596	2,912,195
Consumer Discretionary - 0.0%
Distributors - 0.0%
Redcloud Holdings PLC (c)	20,569	21,392
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	270,478	29,868,886
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	42,472	1,845,833
Financial Services - 0.0%
Tavia Acquisition Corp (c)	3,737	39,351
TOTAL FINANCIALS		1,885,184
Health Care - 0.0%
Biotechnology - 0.0%
Autolus Therapeutics PLC ADR (b)(c)	110,578	189,088
Barinthus Biotherapeutics PLC ADR (c)	11,568	6,757
Bicycle Therapeutics PLC ADR (c)	25,129	143,989
Compass Pathways Plc ADR (c)	62,962	434,438
F-star Therapeutics Inc rights (c)(d)	1,855	0
F-star Therapeutics Inc rights (c)(d)	1,855	0
Immunocore Holdings PLC ADR (b)(c)	25,502	823,715
Mereo Biopharma Group PLC ADR (b)(c)	92,534	34,293
Silence Therapeutics PLC ADR (c)	29,538	160,687
Tiziana Life Sciences Ltd (b)(c)	78,204	113,396
Zura Bio Ltd Class A (c)	41,138	272,334
		2,178,697
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	17,970	18,329
Pharmaceuticals - 0.0%
Astrazeneca PLC rights (c)(d)	216,670	3
Astrazeneca PLC rights (c)(d)	41,907	0
CinCor Pharma Inc rights (c)(d)	24,312	0
Opiant Pharmaceuticals Inc rights (c)(d)	3,728	0
		3
TOTAL HEALTH CARE		2,197,029
Industrials - 0.0%
Construction & Engineering - 0.0%
Energys Group Ltd (b)(c)	11,014	9,636
Information Technology - 0.0%
Software - 0.0%
Argo Blockchain PLC ADR (c)	48	141
Arqit Quantum Inc (b)(c)	8,514	140,140
TOTAL INFORMATION TECHNOLOGY		140,281
TOTAL UNITED KINGDOM		37,034,603
UNITED STATES - 96.6%
Communication Services - 15.9%
Diversified Telecommunication Services - 0.4%
Anterix Inc (c)	10,344	381,797
AST SpaceMobile Inc Class A (b)(c)	163,739	12,966,491
Atn International Inc	9,544	275,058
Bandwidth Inc Class A (c)	17,324	256,742
Cogent Communications Holdings Inc	30,110	564,864
Comcast Corp Class A	2,136,865	66,157,340
GCI Liberty Inc Class A	3,688	146,561
GCI Liberty Inc Class C	18,198	716,091
Globalstar Inc (c)	76,270	4,749,333
iQSTEL Inc	1,072	2,519
Iridium Communications Inc	66,598	1,595,022
NextPlat Corp (c)	37,686	20,916
Shenandoah Telecommunications Co (b)	34,432	469,308
Uniti Group Inc (b)(c)	148,377	1,086,120
		89,388,162
Entertainment - 1.6%
Atlanta Braves Holdings Inc Class A (b)(c)	14,752	714,144
Atlanta Braves Holdings Inc Class C (c)	20,172	881,718
Cineverse Corp (c)	7,360	21,786
CuriosityStream Inc Class A (b)	32,422	109,586
Electronic Arts Inc	142,997	28,680,908
Gaia Inc Class A (c)	13,031	44,175
Golden Matrix Group Inc (c)	93,624	54,302
K Wave Media Ltd (b)	42,594	27,644
Liberty Media Corp-Liberty Formula One Class A (b)(c)	6,854	578,272
Liberty Media Corp-Liberty Formula One Class C (c)	134,027	12,275,533
LiveOne Inc (c)	6,044	33,182
Netflix Inc (c)	2,482,193	238,886,254
Playstudios Inc Class A (c)	34,684	17,709
Playtika Holding Corp	223,044	689,206
PodcastOne Inc (c)	9,883	25,696
Reading International Inc Class A (c)	21,533	22,179
Reservoir Media Inc (b)(c)	39,403	353,445
Roku Inc Class A (c)	76,551	7,533,384
Starz Entertainment Corp	12,826	141,086
Take-Two Interactive Software Inc (c)	108,955	23,041,803
Vivid Seats Inc Class A (b)(c)	3,209	19,126
Warner Bros Discovery Inc (c)	1,450,180	40,851,571
Warner Music Group Corp Class A	84,315	2,411,409
		357,414,118
Interactive Media & Services - 12.9%
Alphabet Inc Class A	3,418,669	1,065,804,248
Alphabet Inc Class C	3,177,061	989,432,107
Angi Inc Class A (b)(c)	26,939	209,585
Bumble Inc Class A (b)(c)	70,545	214,457
BuzzFeed Inc Class A (c)	49,268	37,685
Cargurus Inc Class A (b)(c)	45,626	1,400,718
EverQuote Inc Class A (b)(c)	19,114	302,001
IAC Inc Class A (c)	45,318	1,736,586
Intelligent Protection Management Corp (c)	3,101	5,240
IZEA Worldwide Inc (c)	6,680	24,182
Match Group Inc	136,733	4,320,763
Meta Platforms Inc Class A	1,279,145	829,116,206
QuinStreet Inc (c)	34,491	404,235
Rumble Inc Class A (b)(c)	133,658	723,090
Teads Holding Co (b)(c)	85,328	73,015
Travelzoo (c)	6,862	44,260
TripAdvisor Inc Class A (b)	70,946	717,264
Trump Media & Technology Group Corp (b)(c)	163,022	1,745,966
Ziff Davis Inc (b)(c)	25,899	701,345
ZoomInfo Technologies Inc (b)(c)	195,209	1,212,248
		2,898,225,201
Media - 0.4%
Advantage Solutions Inc Class A (c)	187,650	98,010
AMC Networks Inc Class A (b)(c)	22,311	182,281
Beasley Broadcast Group Inc Class A (b)(c)	2,766	11,285
Bloomia Holdings Inc (b)(c)	1,817	7,286
Bloomia Holdings Inc rights 3/28/2026 (c)	1,817	0
Cardlytics Inc (b)(c)	32,711	28,266
Charter Communications Inc Class A (b)(c)	76,213	17,881,856
comScore Inc (c)	3,940	26,831
EchoStar Corp Class A (c)	92,187	10,650,364
Eva Live Inc (c)	15,749	80,950
EW Scripps Co/The Class A (b)(c)	40,387	167,606
Fluent Inc (b)(c)	10,300	33,681
Fox Corp Class A	132,018	7,437,894
Fox Corp Class B	124,210	6,425,383
Harte Hanks Inc (c)	5,634	15,775
iHeartMedia Inc Class A (b)(c)	90,422	295,680
Lee Enterprises Inc (c)	4,502	39,122
Liberty Broadband Corp Class A (c)	11,000	600,380
Liberty Broadband Corp Class C (c)	72,828	3,977,137
Magnite Inc (c)	87,286	1,188,835
Marchex Inc Class B (c)	31,616	46,476
Mediaco Holding Inc Class A (c)	24,810	15,382
National CineMedia Inc (b)	62,674	223,119
News Corp Class A	245,145	5,954,572
News Corp Class B	87,181	2,334,707
Nexstar Media Group Inc	17,755	4,456,860
Paramount Skydance Corp Class B (b)	633,608	8,560,044
PubMatic Inc Class A (b)(c)	26,507	214,707
Saga Communications Inc Class A	2,555	29,996
Scholastic Corp (b)	16,372	569,254
Sinclair Inc Class A (b)	29,873	488,125
Sirius XM Holdings Inc (b)	202,703	4,451,358
Stagwell Inc Class A (b)(c)	158,332	763,160
Stran & Co Inc (c)	1,570	2,748
TechTarget Inc (b)(c)	48,083	168,771
Thryv Holdings Inc (c)	28,203	65,431
Trade Desk Inc (The) Class A (c)	260,279	6,199,846
Urban One Inc Class A (c)	456	5,203
Urban One Inc Class D (c)	2,193	17,040
Versant Media Group Inc Class A	85,384	2,844,995
ViewBix Inc (b)(c)	3,287	5,654
		86,566,070
Wireless Telecommunication Services - 0.6%
Gogo Inc (b)(c)	83,326	352,469
NII Holdings Inc (c)(d)	5,182	0
Spok Holdings Inc	11,834	143,665
SurgePays Inc (c)	15,080	12,548
T-Mobile US Inc	655,730	142,352,426
		142,861,108
TOTAL COMMUNICATION SERVICES		3,574,454,659
Consumer Discretionary - 12.5%
Automobile Components - 0.1%
Dorman Products Inc (b)(c)	18,635	2,196,321
Fox Factory Holding Corp (c)	24,765	417,043
Gentex Corp	130,116	3,044,714
Gentherm Inc (c)	16,146	529,104
Goodyear Tire & Rubber Co/The (c)	170,650	1,407,863
Kodiak AI Inc (b)(c)	107,210	900,564
Motorcar Parts of America Inc (c)	13,256	137,067
Patrick Industries Inc (b)	19,827	2,454,384
QuantumScape Corp Class A (b)(c)	330,828	2,289,330
Solid Power Inc (b)(c)	119,078	421,536
Strattec Security Corp (b)(c)	2,501	220,088
Sypris Solutions Inc (b)(c)	10,850	32,116
Visteon Corp	16,706	1,598,263
Worksport Ltd (b)(c)	675	959
XPEL Inc (b)(c)(e)	17,416	742,270
		16,391,622
Automobiles - 4.0%
Aptera Motors Corp Class B (b)	15,745	34,324
Cenntro Inc (b)(c)	24,696	2,889
Empery Digital Inc (b)(c)	33,158	125,337
Faraday Future Intelligent Electric Inc Class A (b)(c)	84,737	41,479
FLY-E Group Inc (c)	180	367
Lucid Group Inc (b)(c)	193,034	1,930,340
Massimo Group (b)(c)	27,534	28,085
Rivian Automotive Inc Class A (b)(c)	718,528	11,015,034
Tesla Inc (c)	2,205,608	887,779,276
Workhorse Group Inc (b)(c)	548	1,847
		900,958,978
Broadline Retail - 6.0%
1stdibs.Com Inc (c)	24,945	119,985
Amazon.com Inc (c)	6,283,619	1,319,559,991
eBay Inc	259,103	23,542,099
Groupon Inc (b)(c)	25,077	316,472
Hour Loop Inc (c)	19,584	37,405
Ollie's Bargain Outlet Holdings Inc (c)	35,793	3,833,430
Pattern Group Inc Class A	93,345	982,923
QVC Group Inc Class A (b)(c)	6,915	20,883
		1,348,413,188
Distributors - 0.0%
Alliance Entertainment Holding Corp Class A (b)(c)	27,515	148,856
Educational Development Corp (c)	7,081	9,630
GigaCloud Technology Inc Class A (c)	19,156	849,377
LKQ Corp	151,576	5,018,682
Pool Corp	21,847	4,963,201
Weyco Group Inc	6,827	213,480
		11,203,226
Diversified Consumer Services - 0.1%
American Public Education Inc (b)(c)	11,160	511,351
Amesite Inc (b)(c)	3,609	6,388
Classover Holdings Inc Class B (b)	4,342	393
Driven Brands Holdings Inc (b)(c)	95,336	1,048,696
Duolingo Inc Class A (c)	23,344	2,357,744
EpicQuest Education Group Inte (b)(c)	535	1,279
European Wax Center Inc Class A (b)(c)	32,119	183,721
Frontdoor Inc (c)	43,419	2,977,241
Grand Canyon Education Inc (c)	16,296	2,592,205
Laureate Education Inc (c)	85,590	2,767,981
Liberty Live Holdings Inc Class A	14,818	1,437,939
Liberty Live Holdings Inc Class C	39,785	3,964,575
Lincoln Educational Services Corp (c)	20,395	739,115
Matthews International Corp Class A (b)	18,314	484,039
Mister Car Wash Inc (c)	194,031	1,381,501
Perdoceo Education Corp	39,826	1,328,197
Regis Corp (c)	1,245	28,498
Strategic Education Inc	14,312	1,177,591
Udemy Inc (c)	89,181	448,580
WW International Inc (b)	5,772	122,713
		23,559,747
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (c)	244,691	33,060,201
Allied Gaming & Entertainment Inc (b)(c)	25,578	8,581
Aureus Greenway Holdings Inc (c)	10,051	40,707
BJ's Restaurants Inc (c)	13,879	527,263
Black Rock Coffee Bar Inc Class A (b)	10,437	139,230
Bloomin' Brands Inc	50,837	311,122
Booking Holdings Inc	18,758	79,521,727
Caesars Entertainment Inc (c)	125,185	3,135,884
Canterbury Park Holding Corp	422	6,638
Century Casinos Inc (c)	16,194	27,206
Cheesecake Factory Inc/The (b)	30,465	1,973,523
Churchill Downs Inc	40,933	3,762,971
Cracker Barrel Old Country Store Inc (b)	13,515	442,211
Dave & Buster's Entertainment Inc (b)(c)	22,215	327,005
Domino's Pizza Inc	19,673	7,918,579
DoorDash Inc Class A (c)	238,190	42,033,389
DraftKings Inc Class A (c)	293,049	6,986,288
El Pollo Loco Holdings Inc (c)	18,543	205,086
Expedia Group Inc Class A	67,778	14,619,037
First Watch Restaurant Group Inc (c)	39,806	495,983
Full House Resorts Inc (c)	18,076	40,581
GEN Restaurant Group Inc Class A	2,798	5,371
Golden Entertainment Inc	16,250	469,625
Good Times Restaurants Inc (c)	9,092	10,819
Inspired Entertainment Inc (b)(c)	15,927	129,964
Jack in the Box Inc (b)	14,402	243,682
Krispy Kreme Inc (b)	107,429	402,859
Kura Sushi USA Inc Class A (b)(c)	7,256	511,040
Lindblad Expeditions Holdings Inc (c)	30,856	608,172
Marriott International Inc/MD Class A1	155,312	53,074,770
Monarch Casino & Resort Inc	10,740	1,032,114
Nathan's Famous Inc	2,730	274,583
Navan Inc Class A (c)	140,894	1,372,308
Noodles & Co Class A (c)	3,263	19,154
ONE Group Hospitality Inc/The (c)	17,098	34,538
Papa John's International Inc (b)	19,905	624,022
Penn Entertainment Inc (c)	77,735	1,215,775
Portillo's Inc Class A (b)(c)	39,800	212,532
Rave Restaurant Group Inc (c)	4,962	14,638
Rci Hospitality Holdings Inc (b)	5,530	122,379
Red Robin Gourmet Burgers Inc (c)	17,826	89,665
Red Rock Resorts Inc Class A	34,148	2,067,661
Sabre Corp (b)(c)	264,335	311,915
Serve Robotics Inc (b)(c)	42,367	423,246
SHARPLINK INC (b)(c)	118,155	805,817
Sportradar Holding AG Class A (b)(c)	134,714	2,459,878
Sports Entertainment Gaming Global Corp (c)	984	1,003
Starbucks Corp	665,588	65,240,936
Target Hospitality Corp (c)	61,339	477,831
Texas Roadhouse Inc	38,894	7,112,546
Wendy's Co/The (b)	112,964	865,304
Wingstop Inc	16,757	4,348,609
Wynn Resorts Ltd	61,966	6,704,102
		346,870,070
Household Durables - 0.0%
Aterian Inc (b)(c)	1,623	924
Bassett Furniture Industries Inc	4,416	66,108
Cavco Industries Inc (c)	4,607	2,659,437
Cricut Inc Class A	34,439	148,088
Flexsteel Industries Inc (b)	3,070	158,013
Gopro Inc Class A (b)(c)	91,694	88,741
Helen of Troy Ltd (c)	14,338	252,922
Hooker Furnishings Corp	6,220	89,195
Koss Corp (c)	2,071	8,553
Legacy Housing Corp (c)	15,105	331,102
LGI Homes Inc (b)(c)	14,179	735,890
Lifetime Brands Inc	13,509	44,715
Live Ventures Inc (b)(c)	1,687	23,466
Lovesac Co/The (b)(c)	8,461	108,132
Newell Brands Inc	257,694	1,172,508
Purple Innovation Inc Class A (c)	31,058	21,585
Sonos Inc (c)	71,925	1,107,645
United Homes Group Inc Class A (b)(c)	18,331	21,447
Universal Electronics Inc (c)	3,581	13,500
XMAX Inc (c)	21,964	134,639
		7,186,610
Leisure Products - 0.1%
American Outdoor Brands Inc (b)(c)	7,566	68,850
BRP Inc Subordinate Voting Shares (United States)	21,662	1,588,583
Clarus Corp	18,762	59,287
Escalade Inc (b)	7,721	111,182
Funko Inc Class A (c)	29,651	148,255
Hasbro Inc	82,637	8,229,819
JAKKS Pacific Inc	6,837	149,457
Johnson Outdoors Inc Class A	5,570	270,089
Latham Group Inc (c)	75,217	504,706
Malibu Boats Inc Class A (b)(c)	12,142	352,847
MasterCraft Boat Holdings Inc (c)	9,425	204,570
Mattel Inc (c)	182,039	3,085,561
Peloton Interactive Inc Class A (c)	237,332	954,075
Smith & Wesson Brands Inc	28,645	340,876
Tron Inc (b)(c)	156,182	212,408
		16,280,565
Specialty Retail - 0.6%
1-800-Flowers.com Inc Class A (b)(c)	21,092	73,400
Academy Sports & Outdoors Inc (b)	38,103	2,291,133
America's Car-Mart Inc/TX (b)(c)	5,963	119,021
Arhaus Inc Class A (c)	33,621	277,373
Arko Corp	75,196	483,510
Brand House Collective Inc/The (b)(c)	1,947	2,103
Brilliant Earth Group Inc Class A	2,453	3,802
Carparts Com Inc (c)	15,945	11,321
Children's Place Inc/The (b)(c)	17,114	68,456
Citi Trends Inc (c)	5,953	282,053
Destination XL Group Inc (c)	32,101	15,941
Digital Brands Group Inc (b)(c)	3,338	9,580
Duluth Holdings Inc Class B (c)	16,389	35,236
EVgo Inc Class A (b)(c)	84,109	230,459
Five Below Inc (c)	32,971	7,370,008
GrowGeneration Corp (c)	41,541	46,941
Lands' End Inc (b)(c)	21,479	345,168
Leslie's Inc (c)	3,675	4,043
Lulu's Fashion Lounge Holdings Inc (b)(c)	1,166	18,015
Monro Inc	18,946	407,907
National Vision Holdings Inc (c)	46,068	1,242,454
Newegg Commerce Inc Class A (b)(c)	12,190	541,967
O'Reilly Automotive Inc (c)	493,336	46,314,384
OneWater Marine Inc Class A (b)(c)	10,956	124,734
Outdoor Holding Co (c)	117,673	250,643
Petco Health & Wellness Co Inc Class A (b)(c)	151,407	386,088
RealReal Inc/The (c)	65,475	802,724
Rent the Runway Inc Class A (b)(c)	7,587	45,294
RideNow Group Inc Class B (c)	16,842	109,136
Ross Stores Inc	188,492	38,761,495
Shoe Carnival Inc (b)	16,863	340,464
Sleep Number Corp (c)	13,605	83,943
Sportsman's Warehouse Holdings Inc (c)	25,040	29,547
Stitch Fix Inc Class A (c)	75,758	252,274
ThredUp Inc Class A (c)	63,819	311,437
Tractor Supply Co (b)	309,947	16,067,652
Ulta Beauty Inc (c)	26,419	18,091,467
Upbound Group Inc (b)	39,142	839,596
Urban Outfitters Inc (c)	52,604	3,482,385
Winmark Corp	1,915	873,700
Xcel Brands Inc (b)(c)	428	621
Zumiez Inc (c)	11,553	302,920
		141,350,395
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co (b)	33,698	2,087,254
Crocs Inc (c)	30,435	2,760,759
Crown Crafts Inc	9,628	28,114
Fossil Group Inc (b)(c)	41,669	195,011
G-III Apparel Group Ltd	21,803	666,954
Lakeland Industries Inc (b)	4,914	45,061
Lululemon Athletica Inc (c)	66,837	12,376,207
Playboy Inc (c)	46,336	88,502
Rocky Brands Inc (b)	4,879	220,531
Steven Madden Ltd	42,325	1,527,933
Superior Group of Cos Inc	10,737	106,618
Vera Bradley Inc (c)	17,686	46,691
		20,149,635
TOTAL CONSUMER DISCRETIONARY		2,832,364,036
Consumer Staples - 5.6%
Beverages - 1.0%
Celsius Holdings Inc (c)	151,555	8,124,864
Coca-Cola Consolidated Inc	33,155	6,710,572
Keurig Dr Pepper Inc	798,556	24,180,276
MGP Ingredients Inc (b)	11,010	209,190
Monster Beverage Corp (c)	568,390	48,483,667
National Beverage Corp (c)	57,316	2,083,437
PepsiCo Inc	801,111	135,980,581
Vita Coco Co Inc/The (c)	35,230	2,045,454
Willamette Valley Vineyards Inc (c)	1,065	2,864
		227,820,905
Consumer Staples Distribution & Retail - 4.1%
Andersons Inc/The	20,734	1,353,723
Casey's General Stores Inc	21,799	14,945,176
Chefs' Warehouse Inc/The (c)	24,855	1,774,398
Costco Wholesale Corp	259,725	262,527,433
Dollar Tree Inc (c)	122,717	15,521,246
Grocery Outlet Holding Corp (c)	59,395	586,823
HF Foods Group Inc (b)(c)	50,620	105,796
Ingles Markets Inc Class A	8,873	755,092
Maison Solutions Inc (c)	3,985	1,048
Mangoceuticals Inc (b)(c)	453	242
Maplebear Inc (c)	155,380	5,828,304
PriceSmart Inc	18,714	2,893,559
Sprouts Farmers Market Inc (c)	57,095	4,217,608
Village Super Market Inc Class A (b)	6,632	259,643
Walmart Inc	4,680,814	598,910,151
		909,680,242
Food Products - 0.4%
Alico Inc	5,507	227,329
Barfresh Food Group Inc (c)	7,835	22,565
Beyond Meat Inc (b)(c)	275,635	260,640
Bridgford Foods Corp (c)	3,580	26,492
Cal-Maine Foods Inc (b)	28,418	2,475,492
Calavo Growers Inc	10,293	276,264
Campbell's Company/The (b)	179,373	4,834,102
CN Healthy Food Tech Group Corp (c)(d)	10,080	55,642
Farmer Bros Co (c)	11,763	17,645
Freshpet Inc (c)	30,139	2,545,239
Hain Celestial Group Inc (c)	59,085	47,233
J & J Snack Foods Corp	12,311	1,071,796
John B Sanfilippo & Son Inc	5,376	444,111
Kraft Heinz Co/The	697,051	17,154,425
Lifeway Foods Inc (c)	10,000	221,600
Limoneira Co	11,598	163,416
Mama's Creations Inc (c)	25,961	444,972
Marzetti Company/The	16,950	2,785,563
Mission Produce Inc (b)(c)	40,169	569,998
Mondelez International Inc	760,267	46,817,242
Oatly Group AB ADR (b)(c)	11,286	134,416
Pilgrim's Pride Corp	140,946	6,083,229
Rocky Mountain Chocolate Factory Inc (c)	1,651	4,210
Sadot Group Inc (b)(c)	631	1,363
Seneca Foods Corp Class A (c)	3,886	540,076
Simply Good Foods Co/The (c)	63,119	1,076,810
Smithfield Foods Inc	233,340	5,805,499
Vital Farms Inc (b)(c)	26,392	556,607
Westrock Coffee Co (b)(c)	54,062	238,954
		94,902,930
Household Products - 0.1%
Central Garden & Pet Co Class A (c)	39,166	1,352,793
Kimberly-Clark Corp	194,431	21,667,391
Reynolds Consumer Products Inc	129,585	3,215,004
WD-40 Co	8,308	1,978,966
		28,214,154
Personal Care Products - 0.0%
Beauty Health Co/The Class A (b)(c)	87,714	91,223
Bonk Inc (b)(c)	709	2,750
FitLife Brands Inc (b)(c)	4,946	74,833
Honest Co Inc/The (b)(c)	66,913	187,356
Interparfums Inc (b)	18,478	1,862,213
Lifevantage Corp (b)	9,383	43,631
Mannatech Inc (c)	1,393	9,640
Natural Alternatives International Inc (c)	4,379	11,867
Nature's Sunshine Products Inc (c)	12,311	340,768
Niagen Bioscience Inc (b)(c)	46,357	234,103
Olaplex Holdings Inc (c)	377,334	607,508
Synergy CHC Corp (c)	4,586	6,420
United-Guardian Inc	3,073	20,651
Upexi Inc (b)(c)	23,214	15,393
Waldencast plc Class A (b)(c)	66,548	112,466
		3,620,822
Tobacco - 0.0%
Ispire Technology Inc (b)(c)	36,913	86,745
TOTAL CONSUMER STAPLES		1,264,325,798
Energy - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	575,488	37,556,347
DMC Global Inc (c)	18,561	109,324
Drilling Tools International Corp (c)	17,643	61,398
Energy Services of America Corp	9,007	140,689
Geospace Technologies Corp (b)(c)	10,432	95,661
KLX Energy Services Holdings Inc (c)	9,302	23,627
Mammoth Energy Services Inc (c)	36,411	84,109
MIND Technology Inc (c)	3,447	26,232
National Energy Services Reunited Corp (c)	65,459	1,639,748
NCS Multistage Holdings Inc (c)	1,152	45,896
Patterson-UTI Energy Inc	217,390	1,849,989
ProFrac Holding Corp Class A (b)(c)	104,958	519,542
Smart Sand Inc	22,511	116,832
Weatherford International PLC	43,556	4,593,416
		46,862,810
Oil, Gas & Consumable Fuels - 0.4%
Aemetis Inc (b)(c)	59,577	84,599
Alliance Resource Partners LP	77,225	2,045,690
American Resources Corp (b)(c)	63,232	189,696
APA Corp	207,055	6,288,261
Calumet Inc (c)	55,409	1,493,827
Chord Energy Corp	32,501	3,522,133
Clean Energy Fuels Corp (c)	146,255	330,536
Clean Energy Technologies Inc (c)	994	802
Diamondback Energy Inc	164,883	28,702,834
Dorchester Minerals Mlp	29,473	766,003
Epsilon Energy Ltd (b)	13,592	69,591
Expand Energy Corp	140,228	15,133,407
Gevo Inc (c)	133,481	242,935
Green Plains Inc (c)	43,388	595,717
HighPeak Energy Inc Class A (b)	77,539	403,978
Lightbridge Corp (b)(c)	17,859	230,917
Marine Petroleum Trust	339	1,732
Martin Midstream Partners LP	26,486	76,280
New Era Energy & Digital Inc (b)(c)	32,914	150,746
New Fortress Energy Inc Class A (b)(c)	157,225	171,375
NextDecade Corp (b)(c)	163,879	883,308
NextNRG Inc (b)(c)	90,160	59,433
OPAL Fuels Inc Class A (c)	16,937	35,398
Plains All American Pipeline LP	414,632	8,669,956
Plains GP Holdings LP Class A	110,909	2,499,889
Prairie Operating Co (b)(c)	38,612	68,343
PrimeEnergy Resources Corp (b)(c)	1,072	213,221
Stabilis Solutions Inc (b)(c)	5,194	28,775
US Energy Corp (b)(c)	15,043	16,096
Verde Clean Fuels Inc Class A (b)(c)	3,630	5,481
Viper Energy Inc Class A	101,521	4,724,787
XCF Global Inc Class A (b)	85,670	17,759
		77,723,505
TOTAL ENERGY		124,586,315
Financials - 3.2%
Banks - 1.0%
1st Source Corp	14,861	995,836
ACNB Corp	5,966	300,686
Affinity Bancshares Inc	979	19,481
Amalgamated Financial Corp	18,977	730,425
Ames National Corp	6,067	163,870
Arrow Financial Corp	10,670	355,418
Auburn National BanCorp Inc	551	13,278
Avidbank Holdings Inc (c)	6,495	187,576
BancFirst Corp	19,990	2,198,900
Bancorp Inc/The (c)	25,281	1,327,000
Bank First Corp (b)	6,099	821,352
Bank of Marin Bancorp	11,943	297,261
Bank OZK	61,936	2,883,740
Bank7 Corp	5,729	233,056
Bankwell Financial Group Inc	4,303	200,950
Banner Corp	21,330	1,255,271
BayCom Corp	5,167	151,910
Bayfirst Financial Corp	952	6,301
BCB Bancorp Inc	9,394	75,152
Blue Foundry Bancorp (c)	14,580	192,164
Bogota Financial Corp (c)	8,810	74,268
BOK Financial Corp	38,080	4,787,418
Bridgewater Bancshares Inc (c)	15,642	285,936
Broadway Financial Corp/DE (c)	2,096	16,243
Burke & Herbert Financial Services Corp	8,913	574,354
Business First Bancshares Inc	16,605	453,317
BV Financial Inc (c)	5,414	101,134
C&F Financial Corp	2,776	202,148
California BanCorp	19,111	349,922
Camden National Corp	11,665	538,456
Capital Bancorp Inc	9,313	273,895
Capital City Bank Group Inc	12,587	539,290
Capitol Federal Financial Inc	77,454	556,120
Carter Bankshares Inc (c)	11,532	240,327
Cathay General Bancorp	38,958	1,936,602
CB Financial Services Inc	591	20,572
Central BanCo Inc	144,130	3,480,740
Central Plains Bancshares Inc (c)	931	16,543
CF Bankshares Inc Class A	2,057	62,163
Chemung Financial Corp	4,132	229,409
ChoiceOne Financial Services Inc	7,193	205,864
Citizens & Northern Corp	9,272	208,249
Citizens Community Bancorp Inc/WI	6,202	107,977
Citizens Financial Services Inc	3,545	212,913
City Holding Co (b)	8,764	1,051,417
Civista Bancshares Inc	12,086	287,768
CNB Financial Corp/PA (b)	16,314	456,955
Coastal Financial Corp/WA Class A (c)	8,832	655,246
Columbia Banking System Inc	172,467	4,906,686
Columbia Financial Inc (b)(c)	68,335	1,223,197
Commerce Bancshares Inc/MO	80,510	4,105,205
Commercial Bancgroup Inc (b)	7,897	205,401
Community Bancorp/VT (b)(c)	555	16,655
Community Trust Bancorp Inc	12,313	739,273
Community West Bancshares	11,107	258,016
Connectone Bancorp Inc	30,468	808,316
CVB Financial Corp (b)	86,295	1,659,453
Dime Community Bancshares Inc	30,418	984,022
Eagle Bancorp Inc (b)	17,734	451,330
Eagle Bancorp Montana Inc	3,665	79,531
Eagle Financial Services Inc (b)	2,523	87,573
East West Bancorp Inc	79,944	8,749,871
Eastern Bankshares Inc	137,196	2,683,554
ECB Bancorp Inc/MD (c)	2,723	46,807
Enterprise Financial Services Corp	22,498	1,284,636
Esquire Financial Holdings Inc	4,745	479,150
Farmers & Merchants Bancorp Inc/Archbold OH	8,193	211,871
Farmers National Banc Corp	21,912	283,322
FB Bancorp Inc (c)	7,146	94,113
Fidelity D&D Bancorp Inc	3,343	146,591
Fifth Third Bancorp	381,311	18,863,455
Financial Institutions Inc	9,729	305,296
Finward Bancorp (b)	2,064	77,111
Finwise Bancorp (c)	8,346	140,547
First Bancorp Inc/The	6,815	188,435
First Bancorp/Southern Pines NC (b)	25,726	1,460,980
First Bank/Hamilton NJ	15,543	247,445
First Busey Corp	54,671	1,386,457
First Business Financial Services Inc	4,759	260,079
First Capital Inc	2,233	113,436
First Citizens BancShares Inc/NC Class A	6,717	12,749,874
First Community Bankshares Inc	14,638	572,785
First Community Corp/SC	3,875	111,678
First Financial Bancorp	65,714	1,844,592
First Financial Bankshares Inc	89,061	2,754,657
First Financial Corp	6,907	437,628
First Guaranty Bancshares Inc	8,053	70,947
First Hawaiian Inc	75,141	1,860,491
First Internet Bancorp	7,845	159,097
First Interstate BancSystem Inc Class A (b)	58,190	2,013,956
First Merchants Corp	37,285	1,457,098
First Mid Bancshares Inc	14,687	602,314
First National Corp/VA	3,174	84,270
First Northwest Bancorp	7,546	69,951
First United Corp	3,120	110,666
First US Bancshares Inc	3,641	55,634
First Western Financial Inc (c)	4,408	111,478
Firstsun Capital Bancorp (b)(c)	18,377	670,209
Five Star Bancorp (b)	15,048	585,819
Flushing Financial Corp	19,516	301,132
Franklin Financial Services Corp	2,442	125,714
FS Bancorp Inc	6,175	243,974
Fulton Financial Corp (b)	95,906	1,961,278
FVCBankcorp Inc	9,654	149,058
GBank Financial Holdings Inc (b)(c)	8,752	264,398
German American Bancorp Inc	23,301	963,263
Great Southern Bancorp Inc	7,818	481,042
Greene County Bancorp Inc	11,033	243,498
Hancock Whitney Corp	48,475	3,190,140
Hanmi Financial Corp	18,308	478,022
Hanover Bancorp Inc (b)	2,591	53,582
Hawthorn Bancshares Inc	3,722	122,789
HBT Financial Inc	20,756	559,582
Heritage Commerce Corp	34,628	430,426
Heritage Financial Corp Wash (b)	20,736	547,638
Hingham Institution For Savings The	1,460	407,515
Home Bancorp Inc	5,138	303,656
Home Federal Bancorp Inc of Louisiana	813	15,519
Hope Bancorp Inc	81,970	922,982
Horizon Bancorp Inc/IN (b)	30,365	511,347
Huntington Bancshares Inc/OH	1,190,747	20,004,550
Independent Bank Corp	30,825	2,406,508
Independent Bank Corp/MI	12,853	446,642
International Bancshares Corp	38,157	2,560,716
Investar Holding Corp	7,178	202,635
Isabella Bank Corp	3,603	171,359
John Marshall Bancorp Inc	8,479	162,797
Kearny Financial Corp/MD	41,433	316,962
Lake Shore Bancorp Inc/MD	4,671	72,307
Lakeland Financial Corp (b)	15,450	897,491
Landmark Bancorp Inc/Manhattan KS	3,545	98,338
LCNB Corp	12,197	207,227
LINKBANCORP Inc (b)	23,701	205,014
Magyar Bancorp Inc	3,540	62,021
MainStreet Bancshares Inc	4,185	92,907
Mechanics Bancorp Class A (b)	135,519	1,932,501
Mercantile Bank Corp	10,911	563,662
Meridian Corp	4,705	91,465
Metrocity Bankshares Inc	17,649	495,937
Mid Penn Bancorp Inc	13,417	431,625
Middlefield Banc Corp	3,775	127,104
Midland States Bancorp Inc	11,419	252,702
MVB Financial Corp	7,189	194,103
National Bankshares Inc VA (b)	4,034	151,477
NB Bancorp Inc	30,347	647,605
Nbt Bancorp Inc	33,739	1,441,330
Northeast Bank (b)	5,979	662,952
Northeast Community Bancorp Inc	6,795	164,439
Northfield Bancorp Inc	26,460	352,976
Northrim BanCorp Inc	15,035	353,172
Northwest Bancshares Inc	85,528	1,064,824
Norwood Financial Corp	5,479	159,220
Oak Valley Bancorp	5,407	173,024
OceanFirst Financial Corp	35,787	646,313
Ohio Valley Banc Corp (b)	1,982	84,493
Old National Bancorp/IN	232,998	5,382,254
Old Second Bancorp Inc	28,792	565,187
OP Bancorp (b)	7,322	97,822
Orange County Bancorp Inc	9,440	313,502
Orrstown Financial Services Inc	9,076	326,191
Parke Bancorp Inc (b)	6,191	172,481
Pathfinder Bancorp Inc	616	8,087
Pathward Financial Inc	13,578	1,232,747
Patriot National Bancorp Inc (c)	57,082	71,353
PCB Bancorp	9,878	220,872
Peapack-Gladstone Financial Corp	10,155	340,091
Peoples Bancorp Inc/OH (b)	19,955	643,948
Peoples Bancorp of North Carolina Inc	3,497	133,620
Peoples Financial Services Corp (b)	6,763	362,497
Pioneer Bancorp Inc/NY (b)(c)	14,061	198,401
Plumas Bancorp	4,437	223,181
Ponce Financial Group Inc (c)	13,105	212,956
Preferred Bank/Los Angeles CA (b)	7,854	688,953
Primis Financial Corp	16,579	219,009
Princeton Bancorp Inc	4,685	159,149
QCR Holdings Inc (b)	10,173	879,965
RBB Bancorp	9,458	203,347
Red River Bancshares Inc (b)	3,979	352,937
Republic Bancorp Inc/KY Class A	10,431	719,739
Rhinebeck Bancorp Inc (b)(c)	2,274	36,383
Richmond Mutual BanCorp Inc	4,283	57,821
Riverview Bancorp Inc	15,015	80,330
S&T Bancorp Inc	22,092	923,667
SB Financial Group Inc	4,710	97,780
Seacoast Banking Corp of Florida	56,860	1,769,483
Shore Bancshares Inc	20,817	386,780
Sierra Bancorp	9,715	349,546
Simmons First National Corp Class A	84,722	1,686,815
Sound Financial Bancorp Inc	1,189	50,496
South Plains Financial Inc	9,363	383,508
Southern First Bancshares Inc (c)	4,689	261,834
Southern Missouri Bancorp Inc	6,394	395,853
SR Bancorp Inc (b)	3,490	57,760
Stock Yards Bancorp Inc	19,498	1,250,602
Summit State Bank (c)	3,743	48,920
Texas Capital Bancshares Inc (c)	25,612	2,440,824
TFS Financial Corp (b)	175,569	2,461,477
Timberland Bancorp Inc/WA	5,727	218,084
Towne Bank/Portsmouth VA	46,148	1,581,030
TriCo Bancshares	19,668	939,737
TrustCo Bank Corp NY (b)	10,724	465,100
Trustmark Corp (b)	34,732	1,479,236
UMB Financial Corp	43,894	5,086,437
Union Bankshares Inc/Morrisville VT (b)	2,643	61,450
United Bankshares Inc/WV	80,101	3,308,171
United Security Bancshares/Fresno CA	6,518	67,722
Unity Bancorp Inc	6,310	335,629
Univest Financial Corp	17,756	595,714
USCB Financial Holdings Inc	10,838	205,163
Valley National Bancorp	325,292	4,101,932
Virginia National Bankshares Corp	7,542	292,026
WaFd Inc (b)	46,481	1,448,348
Washington Trust Bancorp Inc	10,763	362,605
WesBanco Inc	58,275	2,032,049
West BanCorp Inc (b)	9,854	239,945
Westamerica BanCorp	15,664	793,382
Western New England Bancorp Inc	19,987	256,833
Wintrust Financial Corp	38,273	5,513,608
WSFS Financial Corp (b)	30,127	1,913,366
Zions Bancorp NA	87,688	5,022,769
		222,169,288
Capital Markets - 1.2%
Aether Holdings Inc (b)(c)	6,102	21,845
ALT5 Sigma Corp (b)(c)	82,949	115,299
AlTi Global Inc Class A (b)(c)	75,441	334,204
Armada Acquisition Corp II Class A	15,116	155,846
Aurelion Inc Class A (b)(c)	7,221	11,770
Beneficient Class A (b)(c)	1,032	4,809
BGC Group Inc Class A	220,551	2,099,646
Bleichroeder Acquisition Corp II Class A	7,181	71,236
BRC Group Holdings Inc (b)(c)	17,961	115,848
Cantor Equity Partners III Inc Class A	8,884	91,061
Cantor Equity Partners V Inc Class A	4,136	41,980
Capital Southwest Corp	11,251	246,059
Carlyle Group Inc/The	211,888	11,016,057
CARTESIAN GROWTH CORP III Class A	10,319	105,770
Cayson Acquisition Corp (c)	2,715	29,376
CGrowth Capital Inc (b)(c)	686	0
ChampionsGate Acquisition Corp Class A	1,058	10,834
CME Group Inc Class A	211,617	67,611,632
Coinbase Global Inc Class A (c)	134,519	23,655,166
Crescent Capital BDC Inc (b)	12,883	163,099
Diamond Hill Investment Group Inc	1,545	265,539
Dominari Holdings Inc (b)	7,209	21,843
EGH Acquisition Corp Class A	9,154	93,371
Fold Holdings Inc Class A (b)(c)	38,353	57,146
Galaxy Digital Inc Class A (b)	112,634	2,319,134
GCM Grosvenor Inc Class A	33,632	389,459
Gemini Space Station Inc Class A (b)	26,259	158,342
Great Elm Group Inc (b)(c)	7,056	14,465
Hamilton Lane Inc Class A	26,434	2,773,984
Hennessy Advisors Inc	5,713	57,416
Heritage Global Inc (c)	31,260	41,263
Horizon Technology Finance Corp	7,992	47,632
Innventure Inc (b)(c)	49,342	140,131
Interactive Brokers Group Inc Class A	258,152	18,377,841
Investcorp Credit Management BDC Inc	16,938	49,120
LPL Financial Holdings Inc	46,961	14,106,145
M3-Brigade Acquisition VI Corp Class A	8,536	86,043
MarketAxess Holdings Inc	22,598	4,338,816
MarketWise Inc Class A	1,168	16,375
MDB Capital Holdings LLC Class A (c)	951	2,977
Morningstar Inc	24,651	4,514,584
Nasdaq Inc	328,039	28,729,656
New Mountain Finance Corp	53,270	407,516
Newbury Street II Acquisition Corp Class A (c)	10,095	106,098
Northern Trust Corp	111,020	15,885,852
Open Lending Corp (c)	100,205	133,273
Perella Weinberg Partners Class A (b)	39,441	730,053
PhenixFIN Corp (c)	762	35,814
ProCap Acquisition Corp Class A	13,789	140,096
Procap Financial Inc (b)	58,580	155,237
Range Capital Acquisition Corp II Class A	2,177	21,759
Republic Digital Acquisition Co Class A	9,657	98,791
Robinhood Markets Inc Class A (c)	461,225	34,983,916
Runway Growth Finance Corp (b)	18,253	141,461
SEI Investments Co	71,954	5,851,299
Siddhi Acquisition Corp Class A	12,852	132,633
Siebert Financial Corp (b)(c)	18,579	35,300
Silvercrest Asset Management Group Inc Class A	8,394	127,631
Sizzle Acquisition Corp II Class A	3,863	39,557
StepStone Group Inc Class A (b)	48,570	2,095,310
StoneX Group Inc (b)(c)	30,547	3,894,743
Strive Inc Class A (b)(c)	26,769	212,546
T Rowe Price Group Inc	127,682	12,082,548
Titan Acquisition Corp Class A	5,593	57,496
TPG Inc Class A	86,434	3,752,964
Tradeweb Markets Inc Class A	70,088	8,638,696
Trinity Capital Inc	14,443	213,612
US Global Investors Inc Class A	8,407	27,995
Value Line Inc	6,103	224,224
Victory Capital Holdings Inc Class A	37,880	2,620,538
Wealthfront Corp (c)	85,216	707,293
		276,057,070
Consumer Finance - 0.2%
Atlanticus Holdings Corp (b)(c)	8,548	447,146
Consumer Portfolio Services Inc (b)(c)	12,500	101,250
Credit Acceptance Corp (b)(c)	6,589	3,117,783
Dave Inc Class A (c)	7,082	1,368,738
DeFi Development Corp (b)(c)	17,070	59,404
DeFi Development Corp warrants 1/21/2028 (c)	1,328	969
Encore Capital Group Inc (c)	13,491	921,300
EZCORP Inc Class A (c)	38,558	1,022,944
Figure Technology Solutions Inc Class A (b)	105,592	2,669,366
FirstCash Holdings Inc	25,938	5,000,587
Jefferson Capital Inc	34,494	711,611
Katapult Holdings Inc Class A (b)(c)	1,651	10,170
Lendingtree Inc (c)	8,582	320,709
Medallion Financial Corp (b)	11,337	114,390
Navient Corp	58,999	518,601
NerdWallet Inc Class A (b)(c)	21,297	231,072
Oportun Financial Corp (c)	20,581	106,610
PRA Group Inc (c)	24,476	385,497
SLM Corp	121,832	2,283,132
SoFi Technologies Inc Class A (c)	707,700	12,568,753
Upstart Holdings Inc (b)(c)	57,812	1,574,221
Vroom Inc (c)	775	11,648
World Acceptance Corp (b)(c)	2,806	378,473
		33,924,374
Financial Services - 0.4%
1RT Acquisition Corp Class A	4,124	42,106
26 Capital Acquisition Corp Class A (c)(d)	12,701	0
Acacia Research Corp (b)(c)	58,058	243,263
Affirm Holdings Inc Class A (c)	170,232	7,997,499
Agriculture & Natural Solutions Acquisition Corp Class A (c)	28,990	325,848
Aimei Health Technology Co Ltd (b)(c)	5,806	187,592
Alchemy Investments Acquisition Corp 1 Class A (c)	6,412	75,085
Aldel Financial II Inc Class A (c)	9,202	97,357
Alerus Financial Corp (b)	13,800	328,992
Andretti Acquisition Corp II Class A (c)	19,676	208,369
Apex Treasury Corp Class A	16,602	164,692
Archimedes Tech SPAC Partners II Co	11,102	116,904
Artius II Acquisition Inc Class A	1,854	19,152
Beeline Holdings Inc (b)(c)	17,899	50,117
BERTO ACQUISITION CORP	57,420	586,258
Better Home & Finance Holding Co Class A (b)(c)	5,821	191,511
Black Hawk Acquisition Corp (c)	566	6,651
Blue Water Acquisition Corp III Class A	61,427	633,312
Bold Eagle Acquisition Corp Class A (c)	22,687	238,667
Bowen Acquisition Corp (b)(c)(d)	6,276	53,409
BTC Development Corp Class A	5,775	57,923
Cal Redwood Acquisition Corp Class A	8,778	89,448
Cantaloupe Inc (c)	33,072	345,272
Cantor Equity Partners I Inc Class A (c)	11,995	125,588
Cantor Equity Partners II Inc Class A	14,530	161,283
Cantor Equity Partners IV Inc	44,269	460,840
Cass Information Systems Inc (b)	9,058	401,994
Centurion Acquisition Corp Class A (c)	6,757	72,773
Chime Financial Inc Class A (c)	207,599	4,594,166
Churchill Capital Corp IX Class A (c)	31,336	333,728
Clean Energy Special Situations Corp rights (c)(d)	13,177	0
CO2 Energy Transition Corp (c)	289	2,994
Cohen Circle Acquisition Corp II Class A	28,408	292,318
Corner Growth Acquisition Corp 2 Class A (d)	304,250	69,978
Corner Growth Acquisition Corp Class A (c)(d)	54,398	603,818
Crane Harbor Acquisition Corp Class A	3,019	31,307
Crane Harbor Acquisition Corp II Class A	11,365	113,025
Crane Inflection Point Acquisition Corp III Class A	27,410	279,582
CSLM Digital Asset Acquisition Corp III Ltd Class A	13,479	135,329
Currenc Group Inc Class A (b)(c)	39,561	82,682
D Boral ARC Acquisition I Corp	30,698	309,589
Digital Asset Acquisition Corp Class A	8,856	90,685
DP Cap Acquisition Corp I Class A (b)(d)	654,800	168,807
Drugs Made In America Acquisition Corp (c)	45,648	477,250
Drugs Made In America Acquisition II Corp	26,801	267,474
Dune Acquisition Corp II Class A	2,055	21,187
Dynamix Corp Class A (c)	15,070	156,577
Dynamix Corp III Class A	1,960	19,443
Enact Holdings Inc	85,392	3,572,801
ESH Acquisition Corp Class A (c)	2,098	24,798
Euronet Worldwide Inc (c)	24,958	1,735,829
Evolution Global Acquisition Corp Class A	25,369	253,690
Fact II Acquisition Corp Class A (c)	4,449	46,626
FG Merger II Corp (c)	1,050	10,595
FIGX Capital Acquisition Corp	4,897	49,656
Fiserv Inc (c)	320,480	19,962,699
Flywire Corp (c)	76,467	941,309
Future Health ESG Corp warrants 12/31/2028 (c)(d)	3,358	0
Galata Acquisition Corp II Class A	2,321	23,268
General Purpose Acquisition Corp Class A	6,102	60,501
GigCapital8 Corp Class A	19,549	195,295
Gores Holdings X Inc Class A	20,243	208,705
GP-Act III Acquisition Corp (c)	3,014	32,551
GSR IV Acquisition Corp Class A	5,139	51,493
HELIX ACQUISITION CORP III Class A	5,890	60,608
Hennessy Capital Investment Corp VII (c)	29,309	302,322
IB Acquisition Corp (c)	4,603	49,344
Inflection Point Acquisition Corp IV Class A (c)	14,223	149,342
International Money Express Inc (c)	14,868	234,617
ITHAX Acquisition Corp III Class A	7,519	74,288
Jack Henry & Associates Inc	42,439	6,894,640
K&F Growth Acquisition Corp II Class A	76,592	795,791
Karbon Capital Partners Corp Class A	11,366	114,115
Keen Vision Acquisition Corp (c)	11,179	132,136
Kochav Defense Acquisition Corp	6,235	63,722
Lake Superior Acquisition Corp Class A	2,948	29,568
Lakeshore Acquisition III Corp	2,525	25,881
Launch One Acquisition Corp Class A (c)	1,896	20,344
Launch Two Acquisition Corp Class A (c)	2,374	25,069
Lightwave Acquisition Corp Class A	5,675	57,318
Live Oak Acquisition Corp V Class A	47,807	493,846
M3-Brigade Acquisition V Corp Class A (c)	56,729	605,866
Marqeta Inc Class A (c)	246,041	944,797
McKinley Acquisition Corp Class A	3,724	37,501
Melar Acquisition Corp I Class A (c)	20,514	219,500
Merchants Bancorp/IN (b)	29,285	1,238,170
Meshflow Acquisition Corp Class A	10,169	100,571
Mountain Lake Acquisition Corp Class A (c)	5,142	53,940
New Providence Acquisition Corp III Class A (c)	5,346	55,010
NewHold Investment Corp III	6,525	67,860
NewtekOne Inc	14,179	174,118
NMI Holdings Inc (c)	43,932	1,726,967
NMP Acquisition Corp	36,838	373,169
Oaktree Acquisition Corp III Life Sciences Class A (c)	15,243	161,119
Oyster Enterprises II Acquisition Corp Class A	14,458	147,472
Payoneer Global Inc (c)	216,228	934,105
PayPal Holdings Inc	550,007	25,415,823
Paysign Inc (b)(c)	29,146	103,468
Pelican Acquisition Corp	6,501	66,765
Perceptive Capital Solutions Corp (c)	8,758	111,227
Perimeter Acquisition Corp I Class A	8,123	84,236
Pioneer Acquisition I Corp	6,600	66,726
Plum Acquisition Corp IV Class A (c)	16,125	169,313
Priority Technology Holdings Inc (b)(c)	54,337	301,570
Quartzsea Acquisition Corp	3,049	31,374
Quetta Acquisition Corp (c)	5,515	63,643
Range Capital Acquisition Corp (c)	2,691	28,148
Real Asset Acquisition Corp Class A	2,356	25,068
Relativity Acquisition Corp Class A (c)	3,558	25,013
Remitly Global Inc (c)	126,777	2,117,176
Renatus Tactical Acquisition Corp I Class A	14,195	148,054
Repay Holdings Corp Class A (b)(c)	58,595	162,894
Roman DBDR Acquisition Corp II Class A (c)	5,218	54,424
Ryvyl Inc (c)	74	435
Security National Financial Corp Class A	8,999	81,531
Sezzle Inc (b)(c)	20,558	1,499,706
Silver Pegasus Acquisition Corp	19,234	195,033
SIM Acquisition Corp I Class A (c)	8,104	86,713
Solarius Capital Acquisition Corp Class A	39,103	396,504
Spark I Acquisition Corp Class A (c)	5,593	63,145
Spring Valley Acquisition Corp III Class A	13,486	140,794
Stellar V Capital Corp	2,051	21,371
Sui Group Holdings Ltd (b)(c)	52,855	66,597
SWK Holdings Corp	7,169	117,715
Talon Capital Corp Class A	4,615	46,658
Texas Ventures Acquisition III Corp Class A	6,029	63,184
Thayer Ventures Acquisition Corp II Class A	7,630	77,673
Trailblazer Acquisition Corp Class A	5,806	58,350
Trailblazer Merger Corp I (c)	2,653	25,336
Translational Development Acquisition Corp Class A (c)	16,554	174,314
Twelve Seas Investment Co III Class A	4,611	45,649
Usio Inc (c)	12,705	17,152
UY Scuti Acquisition Corp	1,031	10,619
Vendome Acquisition Corp I Class A	27,648	278,968
Vine Hill Capital Investment Corp Class A (c)	7,579	80,565
Voyager Acquisition Corp Class A (c)	16,042	171,649
Waterstone Financial Inc	16,815	299,475
Wen Acquisition Corp Class A	15,375	156,364
Willow Lane Acquisition Corp Class A (c)	375	4,001
XBP Global Holdings Inc Class A (b)(c)	1,547	11,278
Yorkville Acquisition Corp Class A	12,458	126,573
		98,157,050
Insurance - 0.4%
American Coastal Insurance Corp (b)	28,157	320,708
Amerisafe Inc	10,926	355,423
Arch Capital Group Ltd (c)	209,173	20,948,677
Atlantic American Corp	8,809	23,520
Baldwin Insurance Group Inc/The Class A (b)(c)	45,194	1,049,857
Brighthouse Financial Inc (c)	34,190	2,050,716
Cincinnati Financial Corp	87,201	14,299,220
Donegal Group Inc Class A	24,663	434,562
eHealth Inc (c)	12,834	16,684
Erie Indemnity Co Class A (b)	27,829	7,498,246
Ethos Technologies Inc Class A	16,899	208,703
FG Nexus Inc (c)	5,241	35,167
FG Nexus Inc rights (c)(d)	21	0
GoHealth Inc Class A (c)	5,831	7,988
Goosehead Insurance Inc Class A (c)	16,227	879,503
Greenlight Capital Re Ltd Class A (c)	19,842	281,558
Health In Tech Inc Class A (b)(c)	33,627	47,414
Investors Title Co	1,170	270,153
James River Group Holdings Inc	32,971	230,797
Kingstone Cos Inc	6,608	108,900
NI Holdings Inc (c)	13,538	179,785
Palomar Hldgs Inc (c)	16,489	2,039,854
Presurance Holdings Inc (b)(c)	3,312	2,381
Principal Financial Group Inc	129,591	12,365,573
Root Inc/OH Class A (b)(c)	8,393	435,429
Safety Insurance Group Inc	8,859	687,724
Selective Insurance Group Inc	36,805	3,093,092
Skyward Specialty Insurance Group Inc (c)	26,024	1,209,335
Slide Insurance Holdings Inc (c)	73,587	1,398,153
Tiptree Inc Class A	21,902	372,991
Trupanion Inc (b)(c)	26,408	700,868
TWFG Inc Class A (c)	9,197	187,159
United Fire Group Inc	15,507	602,602
Willis Towers Watson PLC	56,044	17,102,948
		89,445,690
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Adamas Trust Inc	57,672	475,217
AGNC Investment Corp (b)	611,340	6,853,121
Manhattan Bridge Capital Inc	9,852	43,349
Seven Hills Realty Trust (b)	12,388	106,041
Sunrise Realty Trust Inc	9,302	87,160
		7,564,888
TOTAL FINANCIALS		727,318,360
Health Care - 5.6%
Biotechnology - 3.5%
4D Molecular Therapeutics Inc (b)(c)	29,410	284,101
Abeona Therapeutics Inc (b)(c)	32,763	167,747
Absci Corp (c)	99,008	271,282
ABVC BioPharma Inc (c)	6,128	8,028
ACADIA Pharmaceuticals Inc (c)	101,549	2,494,043
Achieve Life Sciences Inc (b)(c)	37,770	172,231
Acrivon Therapeutics Inc (c)	18,053	27,260
Actuate Therapeutics Inc (b)(c)	15,885	59,410
Acumen Pharmaceuticals Inc (c)	64,344	202,040
Acurx Pharmaceuticals Inc (b)(c)	146	220
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	262
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	0
Adicet Bio Inc (c)	4,839	35,083
ADMA Biologics Inc (c)	145,231	2,261,247
Adverum Biotechnologies Inc rights (b)(c)(d)	11,897	0
Agenus Inc (b)(c)	22,604	75,271
Agios Pharmaceuticals Inc (c)	36,014	1,088,703
Akebia Therapeutics Inc (c)	163,436	214,101
Akouos Inc (b)(c)(d)	22,594	4,293
Aktis Oncology Inc (b)	14,725	296,414
Alaunos Therapeutics Inc (c)	1,117	3,563
Albireo Pharma Inc rights (c)(d)	10,788	0
Aldeyra Therapeutics Inc (c)	35,040	191,318
Alector Inc (c)	61,781	150,128
Aligos Therapeutics Inc Class A (c)	1,879	13,209
Alkermes PLC (b)(c)	99,481	2,994,378
Allogene Therapeutics Inc (b)(c)	167,572	465,850
Alnylam Pharmaceuticals Inc (c)	77,290	25,731,387
Altimmune Inc (b)(c)	65,523	282,404
ALX Oncology Holdings Inc (c)	26,897	56,753
Amgen Inc	315,132	122,321,638
Amicus Therapeutics Inc (c)	184,369	2,649,383
AnaptysBio Inc (c)	16,261	895,168
Anavex Life Sciences Corp (b)(c)	53,539	237,178
Anika Therapeutics Inc (c)	10,926	156,897
Anixa Biosciences Inc (b)(c)	24,102	71,824
Annexon Inc (c)	85,246	477,378
Apellis Pharmaceuticals Inc (b)(c)	77,984	1,634,545
Apogee Therapeutics Inc (c)	32,365	2,265,550
Apollomics Inc Class A (b)(c)	715	14,450
Arbutus Biopharma Corp (b)(c)	119,415	556,474
Arcellx Inc (b)(c)	34,281	3,900,835
Arcturus Therapeutics Holdings Inc (b)(c)	17,582	144,700
Arcutis Biotherapeutics Inc (c)	72,602	1,958,076
Ardelyx Inc (c)	138,338	906,114
ArriVent Biopharma Inc (b)(c)	27,056	621,476
Arrowhead Pharmaceuticals Inc (c)	82,824	5,240,274
ARS Pharmaceuticals Inc (b)(c)	56,776	526,881
Assembly Biosciences Inc (c)	9,732	290,403
Atara Biotherapeutics Inc (b)(c)	2,678	14,515
Atossa Therapeutics Inc (c)	4,211	18,655
Atrium Therapeutics Inc	8,998	132,721
aTyr Pharma Inc (b)(c)	66,669	63,989
Aura Biosciences Inc (b)(c)	34,867	205,367
Avalo Therapeutics Inc (c)	12,867	225,173
Avidity Biosciences Inc (c)	89,983	6,478,776
Avita Medical Inc (b)(c)	15,724	79,092
Beam Therapeutics Inc (c)	59,636	1,697,241
BeOne Medicines Ltd ADR (c)	18,530	5,873,825
Beyondspring Inc (b)(c)	23,601	31,861
Bicara Therapeutics Inc (b)(c)	34,774	583,508
bioAffinity Technologies Inc (c)	601	637
BioAtla Inc (c)	8,259	2,043
BioCardia Inc (c)	964	1,244
BioCryst Pharmaceuticals Inc (c)	141,785	1,240,619
Biogen Inc (c)	86,538	16,599,719
BioMarin Pharmaceutical Inc (c)	111,471	6,881,105
Biomea Fusion Inc (b)(c)	18,130	24,838
BioRestorative Therapies Inc (b)(c)	3,862	882
BioVie Inc (c)	230	317
Black Diamond Therapeutics Inc (b)(c)	32,498	80,270
Bolt Biotherapeutics Inc (c)	143	646
Bridgebio Pharma Inc (c)	112,823	7,500,473
C4 Therapeutics Inc (c)	61,523	166,112
Cabaletta Bio Inc (b)(c)	67,179	223,034
CAMP4 Therapeutics Corp (b)(c)	24,791	111,312
Candel Therapeutics Inc (b)(c)	27,738	145,625
Canton Strategic Holdings Inc (b)(c)	19,934	101,065
Capricor Therapeutics Inc (b)(c)	32,228	900,128
Cardiff Oncology Inc (b)(c)	34,646	67,213
Cardio Diagnostics Holdings Inc (b)(c)	398	2,607
CareDx Inc (b)(c)	31,991	600,151
Caribou Biosciences Inc (c)	72,686	138,103
Caris Life Sciences Inc (c)	170,866	3,441,241
Carisma Therapeutics Inc rights (c)(d)	92,579	0
Cartesian Therapeutics Inc (b)(c)	15,039	114,146
Cartesian Therapeutics Inc rights (b)(c)(d)	116,771	33,864
Catalyst Pharmaceuticals Inc (b)(c)	72,608	1,675,793
Celcuity Inc (c)	26,825	2,996,621
Celldex Therapeutics Inc (c)	41,029	1,234,563
Cellectar Biosciences Inc (c)	200	654
Celularity Inc Class A (b)(c)	8,438	10,379
Centessa Pharmaceuticals PLC ADR (c)	60,171	1,616,193
Century Therapeutics Inc (b)(c)	94,419	219,052
CervoMed Inc (b)(c)	4,911	19,595
CG oncology Inc (c)	47,160	2,773,008
Chinook Therapeutics Inc rights (c)(d)	11,497	0
Cibus Inc Class A (c)	26,576	98,065
Citius Oncology Inc Class A (b)(c)	57,297	64,173
Clene Inc (b)(c)	4,823	25,200
Climb Bio Inc (c)	37,606	268,883
Coeptis Therapeutics Holdings Inc (b)(c)	2,719	32,723
Cogent Biosciences Inc (c)	83,758	3,253,998
Coherus Oncology Inc (b)(c)	91,739	153,204
Compass Therapeutics Inc (b)(c)	109,310	617,602
Concert Pharmaceuticals Inc rights (c)(d)	24,247	0
Corbus Pharmaceuticals Holdings Inc (c)	6,289	53,897
Corvus Pharmaceuticals Inc (c)	47,656	870,199
COSCIENS Biopharma Inc warrants 5/24/2029 (b)(c)	434	773
Coya Therapeutics Inc (c)	7,996	39,660
Crescent Biopharma Inc (c)	11,976	144,790
Cue Biopharma Inc (c)	29,250	8,193
Cullinan Therapeutics Inc (b)(c)	39,408	610,824
Curis Inc (c)	2,839	3,236
Cypherpunk Technologies Inc (b)(c)	16,182	10,099
Cytokinetics Inc (b)(c)	72,762	4,527,252
CytomX Therapeutics Inc (b)(c)	99,375	533,644
Day One Biopharmaceuticals Inc (c)	68,406	725,104
Denali Therapeutics Inc (b)(c)	88,841	1,881,652
Design Therapeutics Inc (c)	38,942	406,554
DiaMedica Therapeutics Inc (b)(c)	37,032	294,404
Dianthus Therapeutics Inc (b)(c)	24,884	1,373,348
Dianthus Therapeutics Inc rights (c)(d)	44,600	0
Disc Medicine Inc (c)	21,203	1,412,544
Dogwood Therapeutics Inc (c)	880	2,508
Dogwood Therapeutics Inc (CVR) (c)(d)	880	0
Dyadic International Inc (c)	48,866	38,067
Dyne Therapeutics Inc (c)	96,108	1,501,207
Edesa Biotech Inc (b)(c)	1,335	2,937
Editas Medicine Inc (c)	66,134	145,495
Eledon Pharmaceuticals Inc (c)	34,828	91,249
Elicio Therapeutics Inc (b)(c)	14,357	186,497
Elutia Inc (b)(c)	14,760	16,974
Enanta Pharmaceuticals Inc (c)	18,001	257,414
Entrada Therapeutics Inc (c)	20,831	248,514
Equillium Inc (b)(c)	31,781	57,841
Erasca Inc (c)	178,444	2,437,545
Estrella Immunopharma Inc (b)(c)	1,582	1,930
Ethzilla Corp (b)(c)	10,827	38,219
Exact Sciences Corp (c)	111,305	11,506,711
Exagen Inc (c)	11,992	43,411
Exelixis Inc (c)	156,848	6,910,723
Exicure Inc (c)	2,912	10,891
eXoZymes Inc (c)	1,997	16,994
Fate Therapeutics Inc (c)	112,766	166,894
Fibrobiologics Inc (c)	21,996	7,228
Foghorn Therapeutics Inc (c)	33,497	190,263
Forte Biosciences Inc (b)(c)	7,104	214,683
Fortress Biotech Inc (b)(c)	5,930	20,281
Gain Therapeutics Inc (b)(c)	10,062	26,262
Galectin Therapeutics Inc (b)(c)	45,615	135,933
Genelux Corp (b)(c)	19,561	58,292
Generate Biomedicines Inc	71,400	1,142,400
Geron Corp (c)	380,562	639,344
Gilead Sciences Inc	726,454	108,205,323
Gossamer Bio Inc (b)(c)	149,688	63,602
GRAIL Inc (b)(c)	22,628	1,204,488
Greenwich Lifesciences Inc (b)(c)	12,763	353,790
Gyre Therapeutics Inc (b)(c)	60,238	496,361
Gyre Therapeutics Inc rights (c)(d)	25,124	0
Halozyme Therapeutics Inc (c)	70,334	4,890,323
HCW Biologics Inc (c)	412	223
Heron Therapeutics Inc (b)(c)	88,334	105,117
Humacyte Inc Class A (b)(c)	101,891	113,608
Hyperliquid Strategies Inc	71,125	290,190
iBio Inc (c)	12,152	34,269
Ideaya Biosciences Inc (c)	53,678	1,728,432
Immix Biopharma Inc (b)(c)	16,844	135,931
ImmuCell Corp (c)	2,008	13,193
Immuneering Corp (c)	41,005	204,615
Immunic Inc (b)(c)	39,039	39,820
ImmunityBio Inc (b)(c)	581,471	5,686,786
Immunome Inc (b)(c)	63,682	1,392,089
Immunovant Inc (c)	118,438	3,284,286
Imunon Inc	163	530
IN8bio Inc (c)	567	975
Incyte Corp (c)	115,004	11,646,455
Inhibikase Therapeutics Inc (b)(c)	30,268	62,049
Inhibrx Biosciences Inc (b)(c)	9,572	709,572
Inmune Bio Inc (c)	10,829	13,969
Inovio Pharmaceuticals Inc (b)(c)	55,541	100,529
Insight Molecular Diagnostics Inc (c)	10,615	63,796
Insmed Inc (c)	125,476	18,737,331
Instil Bio Inc (b)(c)	3,216	28,622
Intellia Therapeutics Inc (b)(c)	66,497	916,329
Intensity Therapeutics Inc (c)	276	2,114
Invivyd Inc (c)	160,152	270,657
Ionis Pharmaceuticals Inc (c)	96,289	7,813,852
Iovance Biotherapeutics Inc (b)(c)	230,327	889,062
Ironwood Pharmaceuticals Inc Class A (c)	99,113	338,966
Jade Biosciences Inc	28,596	424,079
Janux Therapeutics Inc (c)	37,146	505,557
Jasper Therapeutics Inc Class A (c)	9,659	13,329
KALA BIO Inc (b)(c)	6,428	2,443
Kalaris Therapeutics Inc (b)(c)	16,829	176,031
KalVista Pharmaceuticals Inc (b)(c)	31,757	517,004
Karyopharm Therapeutics Inc (b)(c)	10,033	94,411
Keros Therapeutics Inc (c)	17,010	241,372
Kezar Life Sciences Inc (c)	1,617	10,834
Kineta Inc rights (c)(d)	39,785	0
Kiniksa Pharmaceuticals International Plc Class A (c)	27,410	1,219,471
Kinnate Biopharma Inc rights (c)(d)	26,452	0
Klotho Neurosciences Inc (b)(c)	17,483	9,294
Kodiak Sciences Inc (c)	32,550	872,340
Korro Bio Inc (b)(c)	5,419	65,733
Korro Bio Inc rights (c)(d)	14,063	0
Krystal Biotech Inc (b)(c)	16,884	4,653,906
Kura Oncology Inc (c)	59,708	521,251
Kymera Therapeutics Inc (b)(c)	43,471	3,971,076
Kyntra Bio Inc (c)	1,991	13,798
Kyverna Therapeutics Inc (b)(c)	32,275	264,978
Lantern Pharma Inc (c)	6,838	19,283
Larimar Therapeutics Inc (b)(c)	62,068	329,581
Legend Biotech Corp ADR (b)(c)	50,311	955,909
Lexeo Therapeutics Inc (c)	39,335	282,425
Liminatus Pharma Inc	16,770	4,243
Lisata Therapeutics Inc (c)	2,010	8,241
Lite Strategy Inc (c)	2,308	2,608
Lixte Biotechnology Holdings Inc (c)	775	2,240
Longeveron Inc (b)(c)	2,931	1,587
Lumos Pharma Inc rights (b)(c)(d)	8,658	0
Lunai Bioworks Inc (b)(c)	9,258	3,430
Lyell Immunopharma Inc (b)(c)	11,621	278,904
MacroGenics Inc (c)	26,696	53,125
Madrigal Pharmaceuticals Inc (c)	13,473	5,820,336
MannKind Corp (c)	192,938	632,837
MapLight Therapeutics Inc (b)	26,481	457,327
Marker Therapeutics Inc (c)	5,272	7,803
MediciNova Inc (c)	25,966	37,651
MediPacific Inc Class A rights (c)(d)	30,249	0
MeiraGTx Holdings plc (c)	48,098	363,621
Metagenomi Therapeutics Inc (c)	21,951	33,366
MetaVia Inc (b)(c)	431	651
MetaVia Inc rights (c)(d)	612	0
MiMedx Group Inc (c)	97,229	475,450
Mineralys Therapeutics Inc (c)	47,336	1,385,051
Minerva Neurosciences Inc (b)(c)	9,045	59,697
MiNK Therapeutics Inc (b)(c)	1,902	20,827
Mirum Pharmaceuticals Inc (b)(c)	34,695	3,202,002
Moderna Inc (b)(c)	229,845	12,312,797
Monopar Therapeutics Inc (c)	4,095	224,426
Monte Rosa Therapeutics Inc (c)	37,091	658,365
MoonLake Immunotherapeutics Class A (b)(c)	41,878	733,284
Myriad Genetics Inc (c)	53,690	247,511
Natera Inc (c)	80,936	16,837,925
NeuBase Therapeutics Inc (c)(d)	985	233
Neurocrine Biosciences Inc (c)	58,204	7,697,479
Neurogene Inc (b)(c)	7,841	184,185
Neurogene Inc rights (c)(d)	4,505	0
NextCure Inc (c)	745	9,476
Nkarta Inc (c)	44,470	120,069
Novavax Inc (b)(c)	97,944	993,152
Nurix Therapeutics Inc (c)	51,218	817,951
Nuvalent Inc Class A (c)	42,187	4,300,965
Nuvectis Pharma Inc (b)(c)	12,872	114,046
Ocugen Inc (b)(c)	183,068	333,184
Olema Pharmaceuticals Inc (c)	46,077	1,115,063
OmniAb Operations Inc (c)(d)	3,424	1,609
OmniAb Operations Inc (c)(d)	3,424	1,233
Oncternal Therapeutics Inc rights (b)(c)(d)	4,319	0
OnKure Therapeutics Inc Class A (c)	1,087	2,946
Opus Genetics Inc (b)(c)	29,775	123,864
Organogenesis Holdings Inc Class A (c)	83,473	267,948
ORIC Pharmaceuticals Inc (b)(c)	58,568	787,740
Oruka Therapeutics Inc (b)(c)	29,474	1,014,200
OSR Holdings Inc (b)(c)	4,318	1,779
Outlook Therapeutics Inc (c)	7,574	3,186
Ovid therapeutics Inc (c)	31,199	50,854
Pacira Therapeutic Inc rights (c)(d)	69,500	0
Palisade Bio Inc (c)	89,915	159,150
Palvella Therapeutics Inc (b)(c)	7,742	1,045,325
Palvella Therapeutics Inc rights (c)(d)	282	0
Passage Bio Inc (c)	623	5,682
PDS Biotechnology Corp (b)(c)	15,312	10,336
PepGen Inc (b)(c)	42,675	265,439
PharmaCyte Biotech Inc (b)(c)	26,211	18,088
Pluri Inc (c)	2,751	9,986
Plus Therapeutics Inc (b)(c)	71,239	21,564
PMV Pharmaceuticals Inc (c)	12,039	20,466
Praxis Precision Medicines Inc (c)	16,324	5,497,107
Precigen Inc (b)(c)	203,431	771,003
Precision BioSciences Inc (c)	2,657	11,159
Prelude Therapeutics Inc (b)(c)	20,595	56,842
Prime Medicine Inc (b)(c)	113,377	523,802
ProKidney Corp Class A (b)(c)	86,948	194,764
Protagonist Therapeutics Inc (c)	36,782	3,386,887
Protara Therapeutics Inc (b)(c)	27,950	177,762
PTC Therapeutics Inc (c)	46,633	3,179,904
Puma Biotechnology Inc (c)	28,173	160,586
PureTech Health PLC ADR (b)(c)	770	13,198
Pyxis Oncology Inc (c)	30,129	44,290
Q32 Bio Inc (b)(c)	6,497	29,627
Q32 Bio Inc rights (c)(d)	29,351	0
Quince Therapeutics Inc (b)(c)	25,340	3,185
Radius Health Inc (c)(d)	26,855	0
Rallybio Corp (c)	3,003	22,643
RAPT Therapeutics Inc (c)	16,552	959,685
Recursion Pharmaceuticals Inc Class A (b)(c)	300,401	1,102,472
Regeneron Pharmaceuticals Inc	60,842	47,558,366
Regeneron Pharmaceuticals Inc rights (c)(d)	16,049	0
REGENXBIO Inc (b)(c)	34,188	309,060
Rein Therapeutics Inc (c)	8,122	9,259
Relay Therapeutics Inc (c)	114,286	1,172,574
RenovoRx Inc (c)	7,791	6,879
Replimune Group Inc (b)(c)	46,288	354,103
Revolution Medicines Inc (b)(c)	113,330	11,561,927
Rezolute Inc (c)	60,127	193,008
Rhythm Pharmaceuticals Inc (c)	40,455	3,751,392
Rigel Pharmaceuticals Inc (c)	10,673	370,780
Rocket Pharmaceuticals Inc (c)	80,235	401,977
Roivant Sciences Ltd (c)	412,829	11,947,271
SAB Biotherapeutics Inc (b)(c)	32,163	131,868
Sagimet Biosciences Inc Class A (b)(c)	16,663	95,146
Sana Biotechnology Inc (c)	149,827	630,772
Sangamo Therapeutics Inc (b)(c)	122,707	53,046
Sarepta Therapeutics Inc (c)	61,227	1,026,165
Savara Inc (c)	119,533	719,589
Scholar Rock Holding Corp (b)(c)	59,771	2,646,062
SELLAS Life Sciences Group Inc (b)(c)	94,067	463,750
Sensei Biotherapeutics Inc (b)(c)	123	3,752
Senti Biosciences Inc Class A (b)(c)	24,798	23,407
Sera Prognostics Inc Class A (b)(c)	23,191	53,107
Seres Therapeutics Inc (b)(c)	4,488	39,225
Shattuck Labs Inc (c)	33,765	132,359
Shuttle Pharmaceuticals Holdings Inc (c)	264	264
Sigilon Therapeutics Inc rights (c)(d)	1,064	9,342
Sionna Therapeutics Inc (b)(c)	27,764	1,014,497
Skye Bioscience Inc (b)(c)	18,888	14,070
Soleno Therapeutics Inc (b)(c)	32,485	1,269,189
Solid Biosciences Inc (b)(c)	53,664	333,253
Spectrum Pharmaceuticals Inc rights (c)(d)	111,379	1
Spero Therapeutics Inc (c)	19,478	42,267
Spruce Biosciences Inc (c)	817	44,886
Spyre Therapeutics Inc (b)(c)	46,253	1,989,342
Spyre Therapeutics Inc rights (c)(d)	34,317	0
Stoke Therapeutics Inc (c)	34,272	1,247,844
Summit Therapeutics Inc (b)(c)	437,979	7,266,072
Surface Oncology Inc rights (c)(d)	23,135	0
Surrozen Inc Class A (b)(c)	4,124	114,647
Sutro Biopharma Inc (c)	4,596	94,080
Syndax Pharmaceuticals Inc (c)	55,527	1,205,491
Tango Therapeutics Inc (b)(c)	77,315	861,289
Taysha Gene Therapies Inc (c)	168,824	764,773
Tectonic Therapeutic Inc (b)(c)	12,644	296,502
Tectonic Therapeutic Inc rights (c)(d)	2,331	0
Tenax Therapeutics Inc (c)	2,051	24,612
Tenaya Therapeutics Inc (c)	120,429	67,657
Tevogen Bio Holdings Inc Class A (b)(c)	102,012	26,952
TG Therapeutics Inc (b)(c)	95,792	2,882,381
Tobira Therapeutics Inc rights (b)(c)(d)	6,103	0
Tonix Pharmaceuticals Holding Corp (b)(c)	6,597	92,160
Travere Therapeutics Inc (c)	54,861	1,634,309
TriSalus Life Sciences Inc Class A (b)(c)	34,367	173,897
TScan Therapeutics Inc (c)	28,767	30,493
Twist Bioscience Corp (b)(c)	36,222	1,699,536
Tyra Biosciences Inc (c)	36,311	1,209,519
Ultragenyx Pharmaceutical Inc (c)	58,689	1,372,736
Unicycive Therapeutics Inc (b)(c)	6,784	47,013
United Therapeutics Corp (c)	25,213	12,704,831
United Therapeutics Corp rights (c)(d)	19,958	0
Upstream Bio Inc (c)	35,347	271,465
UroGen Pharma Ltd (c)	30,686	665,886
Vanda Pharmaceuticals Inc (c)	35,207	313,694
Vaxcyte Inc (c)	78,585	4,851,838
Vera Therapeutics Inc Class A (c)	41,011	1,672,839
Veracyte Inc (c)	48,005	1,756,503
Verastem Inc (c)	35,945	205,605
Vericel Corp (c)	31,127	1,110,611
Vertex Pharmaceuticals Inc (c)	148,507	73,782,733
Viking Therapeutics Inc (b)(c)	69,565	2,354,080
Vir Biotechnology Inc (c)	75,870	689,658
Viridian Therapeutics Inc (c)	55,164	1,620,719
Viridian Therapeutics Inc rights (c)(d)	30,380	0
Vistagen Therapeutics Inc (c)	12,189	7,143
Vor BioPharma Inc (b)(c)	24,151	372,891
Voyager Therapeutics Inc (c)	29,804	122,196
vTv Therapeutics Inc Class A (c)	2,524	96,316
Werewolf Therapeutics Inc (c)	12,833	7,702
Whitehawk Therapeutics Inc (b)(c)	50,223	176,283
X4 Pharmaceuticals Inc (c)	56,741	195,189
XBiotech Inc (c)	16,960	38,330
Xencor Inc (c)	46,388	592,375
Xenetic Biosciences Inc (b)(c)	2,070	5,237
XenoTherapeutics Inc rights (c)(d)	23,840	0
Xilio Therapeutics Inc (b)(c)	14,316	7,563
XOMA Royalty Corp (b)(c)	7,289	186,088
XOMA Royalty Corp rights (c)(d)	14,170	0
Zenas Biopharma Inc (c)	33,946	894,477
Zentalis Pharmaceuticals Inc (b)(c)	28,455	68,007
Zymeworks Inc (c)	44,205	1,029,534
		770,057,162
Health Care Equipment & Supplies - 1.2%
ABIOMED Inc (c)(d)	25,491	58,884
Accuray Inc Del (c)	54,348	31,386
Adagio Medical Holdings Inc (c)	5,436	5,436
Align Technology Inc (c)	41,970	7,978,497
Alphatec Holdings Inc (c)	87,453	1,191,110
AngioDynamics Inc (b)(c)	22,290	254,998
Anteris Technologies Global Corp (c)	22,211	144,594
Apyx Medical Corp (c)	20,572	67,270
AtriCure Inc (c)	31,967	999,288
Axogen Inc (c)	26,492	840,591
Beta Bionics Inc (b)(c)	28,103	354,941
Beyond Air Inc (c)	1,698	1,632
Bioventus Inc (c)	38,170	335,133
CapsoVision Inc (b)	24,900	136,701
Carlsmed Inc	15,842	230,818
Ceribell Inc (c)	23,636	441,284
Cerus Corp (c)	113,607	290,834
Check Cap Ltd (c)	2,932	4,779
ClearPoint Neuro Inc (b)(c)	17,931	225,393
Co-Diagnostics Inc (c)	39	90
Cooper Cos Inc/The (c)	115,596	9,671,917
CVRx Inc (b)(c)	15,982	130,413
CytoSorbents Corp (b)(c)	32,102	24,157
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	13,754	0
Delcath Systems Inc (b)(c)	20,799	185,111
DENTSPLY SIRONA Inc	115,297	1,692,560
Dexcom Inc (c)	229,500	16,852,185
ElectroCore Inc (b)(c)	10,837	82,144
Embecta Corp	34,467	353,631
Envoy Medical Inc Class A (b)(c)	14,692	10,641
enVVeno Medical Corp (b)(c)	585	6,107
Femasys Inc (b)(c)	18,182	10,362
FONAR Corp (c)	3,366	62,608
Fractyl Health Inc (c)	104,682	49,127
GE HealthCare Technologies Inc	266,504	22,458,292
HeartBeam inc (b)(c)	16,484	24,891
Hologic Inc (c)	130,296	9,819,107
Hyperfine Inc Class A (c)	44,867	48,008
ICU Medical Inc (c)	14,973	2,254,634
IDEXX Laboratories Inc (c)	45,694	30,008,621
Inmode Ltd (c)	42,504	584,430
Inogen Inc (c)	24,077	146,870
Insulet Corp (c)	41,458	10,223,957
Integra LifeSciences Holdings Corp (c)	47,897	545,068
Intuitive Surgical Inc (c)	206,757	104,104,217
iRadimed Corp	8,019	830,207
iRhythm Technologies Inc (c)	19,537	2,613,074
IRIDEX Corp (c)	14,777	20,688
Kestra Medical Technologies Ltd (b)(c)	34,124	794,407
Kewaunee Scientific Corp (c)	1,782	73,935
KORU Medical Systems Inc (c)	31,356	149,568
Lantheus Holdings Inc (c)	38,331	2,871,375
LeMaitre Vascular Inc	13,279	1,436,522
LENSAR Inc (c)	8,155	97,615
LivaNova PLC (c)	34,118	2,408,731
Lucid Diagnostics Inc (c)	77,112	111,041
Masimo Corp (c)	31,437	5,512,478
Medline Inc Class A	462,110	21,954,846
Merit Medical Systems Inc (c)	35,234	2,719,360
Microbot Medical Inc (c)	32,181	77,556
Modular Medical Inc (c)	25,759	6,365
Neogen Corp (c)	147,467	1,656,054
Neovasc Inc rights (c)(d)	854	0
Neuronetics Inc (b)(c)	45,586	61,085
NeuroOne Medical Technologies Corp (c)	29,832	19,999
NeuroPace Inc (c)	18,824	274,454
Nexalin Technology Inc (c)	3,846	1,808
Nexgel Inc (c)	546	628
Novocure Ltd (c)	65,805	899,554
Omnicell Inc (c)	29,176	1,199,134
OraSure Technologies Inc (c)	43,371	136,619
Orchestra BioMed Holdings Inc (c)	49,166	215,347
Orthofix Medical Inc (c)	25,928	350,806
OrthoPediatrics Corp (c)	15,250	292,343
Outset Medical Inc (c)	12,516	43,681
Pro-Dex Inc (b)(c)	3,425	151,762
PROCEPT BioRobotics Corp (b)(c)	35,288	800,685
Profusa Inc (b)(c)	211	219
Pulmonx Corp (b)(c)	24,714	39,048
Pulse Biosciences Inc (b)(c)	40,448	757,591
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	4,012	21,079
QT Imaging Holdings Inc (c)	2,120	12,720
QuidelOrtho Corp (b)(c)	43,557	990,486
Rockwell Medical Inc (c)	17,380	15,652
RxSight Inc (c)	21,974	164,366
Sanara Medtech Inc (c)	5,177	105,818
SANUWAVE Health Inc (c)	5,459	132,790
SC II Acquisition Corp Class A	6,909	69,090
SeaStar Medical Holding Corp Class A (c)	447	1,234
Senseonics Holdings Inc (b)(c)	25,810	213,449
Sensus Healthcare Inc (c)	10,687	43,924
Sharps Technology Inc (c)	18,338	31,725
SI-BONE Inc (b)(c)	26,815	416,169
Sight Sciences Inc (c)	33,203	171,327
Solana Co Class A (b)(c)	27,089	50,656
Spectral AI Inc Class A (c)	10,463	14,648
SS Innovations International Inc (b)(c)	36,276	172,674
STAAR Surgical Co (b)(c)	31,057	618,034
Streamex Corp (b)(c)	17,439	38,715
Tactile Systems Technology Inc (c)	12,350	361,732
Tandem Diabetes Care Inc (c)	45,195	1,143,434
Tela Bio Inc (c)	18,634	16,176
Tenon Medical Inc (c)	638	556
TransMedics Group Inc (b)(c)	20,800	3,021,408
Treace Medical Concepts Inc (b)(c)	46,975	87,374
UFP Technologies Inc (b)(c)	4,899	1,031,631
Utah Medical Products Inc	1,408	93,787
Varex Imaging Corp (c)	21,186	279,020
Vivani Medical Inc (c)	37,626	46,280
		280,887,256
Health Care Providers & Services - 0.3%
Acadia Healthcare Co Inc (b)(c)	57,317	1,343,510
AdaptHealth Corp (c)	86,425	790,789
Addus HomeCare Corp (c)	11,418	1,182,106
AirSculpt Technologies Inc (b)(c)	40,085	63,334
Alignment Healthcare Inc (c)	118,946	2,286,142
Astrana Health Inc (b)(c)	29,185	593,331
Aveanna Healthcare Holdings Inc (c)	130,054	957,197
Billiontoone Inc Class A (b)(c)	24,248	1,850,850
Biodesix Inc (c)	2,987	45,791
BrightSpring Health Services Inc (c)	106,998	4,432,927
Castle Biosciences Inc (c)	19,070	563,900
Clover Health Investments Corp Class A (b)(c)	264,591	552,995
CorVel Corp (c)	30,818	1,589,592
Cosmos Health Inc (c)	2,226	875
Cross Country Healthcare Inc (c)	22,433	195,167
DocGo Inc Class A (b)(c)	99,112	71,162
Ensign Group Inc/The	33,339	7,140,215
Fulgent Genetics Inc (c)	19,656	301,326
GeneDx Holdings Corp Class A (c)	16,742	1,334,505
Guardant Health Inc (c)	75,857	7,122,973
HealthEquity Inc (c)	50,239	3,842,781
Henry Schein Inc (c)	69,250	5,705,508
Innovage Holding Corp (c)	79,119	708,906
Joint Corp/The (b)(c)	8,305	73,084
LifeStance Health Group Inc (b)(c)	220,046	1,593,133
Lumexa Imaging Holdings Inc	56,100	793,254
MSP Recovery Inc warrants 5/20/2027 (c)	1,585,094	476
Nakamoto Inc (b)(c)	230,872	56,587
National Research Corp Class A	15,197	203,792
NeoGenomics Inc (c)	76,378	750,796
Nutex Health Inc (b)(c)	4,038	446,037
Omada Health Inc	34,798	427,319
Oncology Institute Inc/The (b)(c)	60,628	175,215
OPKO Health Inc (c)	470,852	565,022
Option Care Health Inc (c)	90,776	2,946,589
P3 Health Partners Inc Class A (c)	610	1,287
Park Dental Partners Inc	1,133	21,368
Pennant Group Inc/The (c)	22,924	772,768
Precipio Inc (c)	3,097	74,576
Privia Health Group Inc (c)	74,095	1,759,756
Progyny Inc (c)	48,275	853,985
Quipt Home Medical Corp (United States) (c)	27,573	100,090
RadNet Inc (b)(c)	44,720	3,121,903
SBC Medical Group Holdings Inc (b)(c)	35,570	137,300
Strata Critical Medical Inc (b)(c)	61,285	262,300
Surgery Partners Inc (b)(c)	78,273	1,213,232
Talkspace Inc Class A (c)	97,818	471,483
Viemed Healthcare Inc (c)	24,506	213,202
Wellgistics Health Inc (b)(c)	30,395	7,264
		59,717,700
Health Care Technology - 0.0%
Bullfrog AI Holdings Inc (c)	3,407	1,975
CareCloud Inc (c)	17,196	42,130
Certara Inc (b)(c)	86,081	609,453
Definitive Healthcare Corp Class A (c)	86,863	111,185
Firefly Neuroscience Inc (c)	3,300	2,301
Forian Inc (c)	18,658	39,182
GoodRx Holdings Inc Class A (b)(c)	55,808	104,361
Health Catalyst Inc (b)(c)	27,500	44,550
Healthcare Triangle Inc (b)(c)	35	145
HealthStream Inc	19,219	408,019
HeartFlow Inc (b)	50,576	1,171,340
iSpecimen Inc (c)	1,780	445
LifeMD Inc (b)(c)	26,844	71,673
OptimizeRx Corp (c)	10,231	77,551
Schrodinger Inc/United States (b)(c)	39,727	479,108
Simulations Plus Inc (b)(c)	12,272	150,087
TruBridge Inc (b)(c)	10,618	204,821
VSee Health Inc (b)(c)	13,327	4,918
Waystar Holding Corp (c)	113,663	2,915,456
		6,438,700
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (c)	66,679	1,536,951
Adaptive Biotechnologies Corp (b)(c)	90,832	1,455,129
Alpha Teknova Inc (b)(c)	31,452	81,146
Atlantic International Corp (b)(c)	14,992	47,225
Azenta Inc (c)	29,625	799,283
Bio-Techne Corp	88,984	5,250,056
BioLife Solutions Inc (b)(c)	29,921	724,088
Bruker Corp	91,411	3,666,495
Champions Oncology Inc (c)	10,958	65,748
Codexis Inc (c)	75,485	76,240
CryoPort Inc (b)(c)	33,504	282,104
Cytek Biosciences Inc (b)(c)	76,897	344,499
Fortrea Holdings Inc (c)	59,469	637,508
Harvard Bioscience Inc (c)	29,367	18,022
ICON PLC (c)	44,666	4,830,181
Illumina Inc (c)	89,591	12,046,406
Inotiv Inc (b)(c)	5,271	1,426
Lifecore Biomedical Inc (b)(c)	22,336	160,819
Maravai LifeSciences Holdings Inc Class A (c)	89,631	319,086
MaxCyte Inc (c)	42,384	34,386
Medpace Holdings Inc (c)	16,021	7,237,647
Mesa Laboratories Inc (b)	2,935	283,433
Nautilus Biotechnology Inc Class A (c)	76,105	184,174
OmniAb Inc (c)	97,359	167,457
Pacific Biosciences of California Inc (b)(c)	192,138	322,792
Personalis Inc (b)(c)	58,576	530,699
Quanterix Corp (b)(c)	27,884	182,640
Quantum-Si Inc Class A (b)(c)	111,123	106,278
Rapid Micro Biosystems Inc Class A (c)	21,522	93,190
Repligen Corp (c)	33,435	4,304,088
Seer Inc Class A (c)	85,222	146,582
Sotera Health Co (c)	172,236	2,798,835
Standard BioTools Inc (c)	253,982	287,000
Tempus AI Inc Class A (b)(c)	101,771	5,419,306
		54,440,919
Pharmaceuticals - 0.4%
Aardvark Therapeutics Inc (c)	15,483	193,383
Aclaris Therapeutics Inc (c)	79,628	228,532
Alumis Inc (c)	74,496	2,211,786
Amneal Intermediate Inc Class A (c)	181,215	2,502,579
Amphastar Pharmaceuticals Inc (c)	29,577	598,343
Amylyx Pharmaceuticals Inc (c)	67,257	1,020,289
AN2 Therapeutics Inc (c)	13,988	15,387
Anebulo Pharmaceuticals Inc (b)(c)	7,518	2,706
ANI Pharmaceuticals Inc (b)(c)	12,847	949,393
Aquestive Therapeutics Inc (b)(c)	65,001	260,004
Arvinas Inc (c)	39,213	520,357
Assertio Holdings Inc (c)	2,753	32,100
Atea Pharmaceuticals Inc (b)(c)	57,845	270,715
Avadel Pharmaceuticals PLC rights (c)(d)	52,734	33,750
Axsome Therapeutics Inc (c)	30,437	4,988,320
Belite Bio Inc ADR (b)(c)	6,727	1,280,148
BioAge Labs Inc (c)	23,564	524,770
Biote Corp Class A (b)(c)	19,805	41,987
CalciMedica Inc (b)(c)	9,699	5,008
Cassava Sciences Inc (b)(c)	47,791	108,963
Cocrystal Pharma Inc (b)(c)	6,122	6,428
Cognition Therapeutics Inc (c)	51,054	55,649
Collegium Pharmaceutical Inc (c)	20,644	860,235
Context Therapeutics Inc (b)(c)	63,705	143,336
Contineum Therapeutics Inc Class A (b)(c)	17,542	269,094
Corcept Therapeutics Inc (c)	61,744	2,204,261
CorMedix Inc (b)(c)	46,045	328,301
Crinetics Pharmaceuticals Inc (b)(c)	58,509	2,404,720
Cumberland Pharmaceuticals Inc (c)	11,327	55,729
Curanex Pharmaceuticals Inc (b)(c)	18,670	8,407
Dare Bioscience Inc (b)(c)	7,571	12,871
Definium Therapeutics Inc (b)(c)	55,174	962,786
Edgewise Therapeutics Inc (c)	64,267	1,956,287
Enliven Therapeutics Inc (b)(c)	38,910	1,155,238
Enliven Therapeutics Inc rights (c)(d)	8,204	0
Enveric Biosciences Inc (b)(c)	911	2,141
Esperion Therapeutics Inc (c)	132,408	443,567
Eton Pharmaceuticals Inc (b)(c)	19,450	330,456
Evolus Inc (c)	34,210	147,103
EyePoint Inc (c)	46,007	807,883
Fulcrum Therapeutics Inc (c)	36,397	305,007
Harmony Biosciences Holdings Inc (c)	34,758	991,994
Harmony Biosciences Holdings Inc rights (c)(d)	37,934	0
Harrow Inc (b)(c)	22,349	1,210,869
Hoth Therapeutics Inc (b)(c)	31,711	32,028
Hyperion DeFi Inc (b)(c)	864	2,436
ImageneBio Inc (c)	1,904	12,795
ImageneBio Inc rights (c)(d)	22,851	0
Incannex Healthcare Inc (b)(c)	6,185	26,224
Indivior Pharmaceuticals Inc	71,671	2,345,075
Innoviva Inc (c)	39,706	911,650
Iterum Therapeutics plc (b)(c)	12,370	3,272
Jazz Pharmaceuticals PLC (c)	35,457	6,737,539
Journey Medical Corp (b)(c)	8,674	70,867
Jupiter Neurosciences Inc (c)	15,860	8,406
Landos Biopharma Inc rights (c)(d)	2,305	0
LB Pharmaceuticals Inc (b)	13,591	326,320
LENZ Therapeutics Inc (b)(c)	18,738	252,776
LeonaBio Inc (c)	659	3,710
Lexicon Pharmaceuticals Inc (b)(c)	222,465	327,024
Ligand Pharmaceuticals Inc (b)(c)	11,993	2,378,332
Ligand Pharmaceuticals Inc rights (c)(d)	1,518	114
Ligand Pharmaceuticals Inc rights (c)	1,518	82
Ligand Pharmaceuticals Inc rights (c)	1,518	3
Ligand Pharmaceuticals Inc rights (c)	1,518	2
Lipocine Inc (c)	4,461	44,432
Liquidia Corp (b)(c)	54,020	1,675,700
Maze Therapeutics Inc (c)	28,309	1,290,607
MBX Biosciences Inc (b)(c)	25,970	845,324
Mira Pharmaceuticals Inc (b)(c)	9,455	12,008
Nektar Therapeutics (c)	11,772	812,033
Neonc Technologies Holdings Inc (b)(c)	12,122	123,887
Neumora Therapeutics Inc (c)	94,606	330,175
Novartis AG rights (c)(d)	40,508	0
NRX Therapeutics Inc (b)(c)	21,976	40,875
Nutriband Inc (b)(c)	8,237	36,572
Ocular Therapeutix Inc (c)	132,619	1,185,614
Omeros Corp (b)(c)	40,302	485,639
Optinose Inc (d)	6,931	0
Pacira BioSciences Inc (c)	25,641	561,794
Paratek Pharmaceuticals Inc rights (b)(c)(d)	29,676	0
Phathom Pharmaceuticals Inc (b)(c)	43,758	549,600
Phibro Animal Health Corp Class A	13,106	715,457
Pliant Therapeutics Inc (c)	19,787	25,723
ProPhase Labs Inc (c)	1	0
Pulmatrix Inc (c)	4,570	13,664
Rani Therapeutics Holdings Inc Class A (b)(c)	49,504	67,820
Rapport Therapeutics Inc (b)(c)	28,960	840,709
Relmada Therapeutics Inc (c)	45,197	206,098
Reviva Pharmaceuticals Holdings Inc (b)(c)	19,951	4,283
Royalty Pharma PLC Class A	249,645	11,536,096
Sanofi SA ADR	156,142	7,597,870
SCYNEXIS Inc (c)	22,803	17,102
Seelos Therapeutics Inc rights (b)(c)(d)	2,932	0
Septerna Inc (c)	30,358	880,989
SIGA Technologies Inc (b)	42,288	273,603
Structure Therapeutics Inc ADR (c)	39,145	2,465,352
Supernus Pharmaceuticals Inc (c)	34,899	1,910,022
Talphera Inc (c)	16,366	14,919
Tarsus Pharmaceuticals Inc (c)	25,785	1,947,283
Telomir Pharmaceuticals Inc (c)	18,464	23,449
Terns Pharmaceuticals Inc (c)	63,496	2,674,452
Theravance Biopharma Inc (b)(c)	29,651	541,131
Traws Pharma Inc (b)(c)	743	1,226
Traws Pharma Inc rights (c)(d)	33,198	0
Trevi Therapeutics Inc (b)(c)	73,957	881,567
Turn Therapeutics Inc	17,142	61,711
Tvardi Therapeutics Inc (b)(c)	6,450	25,736
Ventyx Biosciences Inc (c)	42,703	596,561
Verrica Pharmaceuticals Inc (c)	9,107	49,815
Veru Inc (b)(c)	8,519	21,979
Viatris Inc	696,603	10,400,284
VYNE Therapeutics Inc (c)	2,907	1,745
WaVe Life Sciences Ltd (c)	108,970	1,517,952
Xeris Biopharma Holdings Inc (c)	102,039	624,479
Xeris Biopharma Holdings Inc rights (c)(d)	39,901	0
Zevra Therapeutics Inc (c)	33,857	302,343
		98,125,217
TOTAL HEALTH CARE		1,269,666,954
Industrials - 3.5%
Aerospace & Defense - 0.4%
AeroVironment Inc (b)(c)	29,366	7,407,574
AerSale Corp (c)	20,526	160,103
AIRO Group Holdings Inc (b)(c)	16,985	166,453
Astronics Corp (c)	18,719	1,509,126
Axon Enterprise Inc (c)	46,568	25,258,483
Byrna Technologies Inc (b)(c)	13,015	166,332
Firefly Aerospace Inc (b)(c)	94,184	1,814,926
Innovative Solutions And Support Inc (c)	9,226	239,322
Intuitive Machines Inc Class A (b)(c)	86,120	1,419,258
Kratos Defense & Security Solutions Inc (c)	99,283	8,556,209
Leonardo DRS Inc	156,722	6,800,168
Mercury Systems Inc (b)(c)	36,247	3,227,070
New Horizon Aircraft Ltd Class A (b)(c)	12,029	23,335
Optex Systems Holdings Inc (c)	2,641	34,201
Red Cat Holdings Inc (b)(c)	71,945	838,159
Rocket Lab Corp	314,917	21,760,765
Safe Pro Group Inc (b)(c)	11,160	57,028
Satellogic Inc Class A (b)(c)	70,956	212,868
Sidus Space Inc Class A (b)(c)	28,233	55,054
Tat Technologies Ltd (b)(c)	7,218	399,661
VirTra Inc (c)	5,587	24,359
Visionwave Holdings Inc (b)	10,721	83,302
VSE Corp	13,884	3,152,640
Woodward Inc	35,212	13,618,593
		96,984,989
Air Freight & Logistics - 0.1%
Air T Inc (c)	1,908	40,679
Arrive AI Inc (b)	19,270	21,196
CH Robinson Worldwide Inc	66,378	12,296,525
Forward Air Corp Class A (b)(c)	20,311	513,665
Hub Group Inc Class A	37,630	1,620,724
		14,492,789
Building Products - 0.0%
AAON Inc (b)	48,004	4,858,006
American Woodmark Corp (c)	9,280	464,928
Apogee Enterprises Inc	13,153	523,752
Caesarstone Ltd (c)	28,738	39,371
Captivision Inc (b)(c)	27,461	11,643
CEA Industries Inc (b)(c)	23,972	81,984
Gibraltar Industries Inc (c)	18,121	824,143
UFP Industries Inc	33,936	3,492,354
		10,296,181
Commercial Services & Supplies - 0.4%
Aqua Metals Inc (c)	69	338
Bitcoin Depot Inc Class A (b)(c)	2,520	11,063
Bridger Aerospace Group Holdings Inc (c)	30,208	73,405
Casella Waste Systems Inc Class A (b)(c)	36,963	3,443,473
Cintas Corp	232,088	46,679,860
Copart Inc (c)	570,312	21,723,184
Fuel Tech Inc (c)	9,474	13,453
Greenwave Technology Solutions Inc (c)	53	206
Healthcare Services Group Inc (c)	42,285	920,544
Interface Inc	37,617	1,184,559
Knightscope Inc Class A (b)(c)	2,307	9,159
LanzaTech Global Inc Class A (b)(c)	2,337	20,542
Liquidity Services Inc (b)(c)	20,515	648,479
MillerKnoll Inc	39,112	787,716
Mobile Infrastructure Corp Class A (b)(c)	7,316	22,241
Odyssey Marine Exploration Inc (c)	30,499	44,834
Perma-Fix Environmental Services Inc (b)(c)	12,274	167,417
Quest Resource Holding Corp (c)	12,176	21,552
Royalty Management Holding Corp Class A (b)	4,303	16,437
Smart Powerr Corp (b)(c)	286	332
Tetra Tech Inc	153,891	5,515,453
TOMI Environmental Solutions Inc (c)	8,765	6,048
Virco Mfg. Corp (b)	9,162	58,179
		81,368,474
Construction & Engineering - 0.3%
Bowman Consulting Group Ltd (c)	10,942	366,995
Cardinal Infrastructure Group Inc Class A	7,461	240,393
Concrete Pumping Holdings Inc (c)	28,701	193,445
Construction Partners Inc Class A (c)	28,584	3,840,832
Ferrovial SE (United States) (b)	425,127	31,620,946
Great Lakes Dredge & Dock Corp (c)	36,930	625,964
IES Holdings Inc (b)(c)	11,606	5,749,032
JFB Construction Holdings Class A (b)(c)	2,921	44,311
Legence Corp Class A (b)	37,353	2,168,342
Limbach Holdings Inc (c)	7,251	662,886
Matrix Service Co (c)	16,612	182,566
MYR Group Inc (c)	9,524	2,571,099
NWPX Infrastructure Inc (c)	5,347	414,927
Shimmick Corp (c)	22,281	78,875
Solv Energy Inc	66,080	2,082,842
Sterling Infrastructure Inc (c)	17,915	7,669,949
Terrestrial Energy Inc Class A (b)(c)	47,269	326,156
WillScot Holdings Corp	109,751	2,371,719
		61,211,279
Electrical Equipment - 0.1%
374Water Inc (c)	8,143	21,090
Allient Inc	9,636	634,434
American Superconductor Corp (c)	27,374	891,845
Array Technologies Inc (b)(c)	95,910	726,998
Beam Global (b)(c)	2,833	4,618
Blink Charging Co (b)(c)	64,706	42,784
Broadwind Inc (c)	19,171	47,544
CBAK Energy Technology Inc (c)	53,154	54,217
Dragonfly Energy Holdings Corp (b)(c)	6,224	15,871
Energy Focus Inc (c)	588	1,005
Enovix Corp Class B (b)(c)	121,437	639,973
Eos Energy Enterprises Inc (b)(c)	191,510	1,090,649
Fluence Energy Inc Class A (b)(c)	81,064	1,259,735
Flux Power Holdings Inc (b)(c)	13,918	20,599
FTC Solar Inc (c)	5,983	43,317
FuelCell Energy Inc (c)	29,476	239,935
LSI Industries Inc	17,188	371,605
NANO Nuclear Energy Inc (b)(c)	29,579	786,506
NeoVolta Inc (b)(c)	21,739	62,826
Nextpower Inc Class A (c)	87,294	9,174,599
Nuvve Holding Corp (b)(c)	31,372	33,254
Orion Energy Systems Inc (c)	1,434	15,946
Pioneer Power Solutions Inc (c)	13,099	48,335
Plug Power Inc (b)(c)	825,888	1,478,340
Polar Power Inc (c)	267	416
Powell Industries Inc	7,305	3,824,898
Power Solutions International Inc (c)	13,375	1,116,813
Preformed Line Products Co	3,289	834,255
Shoals Technologies Group Inc (b)(c)	104,351	618,801
SKYX Platforms Corp (b)(c)	73,111	141,104
SolarMax Technology Inc (c)	25,940	18,451
Solidion Technology Inc Class A (b)(c)	5,430	23,946
Stardust Power Inc Class A (b)(c)	913	3,132
SunPower Inc Class A (b)(c)	74,279	96,563
Sunrun Inc (c)	140,767	1,865,163
Terra Innovatum Global NV (b)	39,691	175,037
Tigo Energy Inc (b)(c)	36,669	135,675
Ultralife Corp (c)	11,042	62,608
Vicor Corp (b)(c)	19,180	3,862,852
Zeo Energy Corp Class A (b)(c)	18,269	22,471
		30,508,210
Ground Transportation - 0.5%
ArcBest Corp (b)	13,828	1,419,582
Armlogi Holding Corp (b)(c)	12,265	3,986
Avis Budget Group Inc (b)(c)	21,547	2,098,893
CSX Corp	1,095,228	46,755,284
Ftai Infrastructure Inc (b)	66,327	385,028
Heartland Express Inc (b)	53,892	594,429
Hertz Global Holdings Inc (b)(c)	193,455	878,286
JB Hunt Transport Services Inc	55,502	12,954,722
Landstar System Inc	19,409	3,162,697
Lyft Inc Class A (c)	234,230	3,241,743
Marten Transport Ltd	47,668	647,808
Old Dominion Freight Line Inc	122,769	24,928,245
PAMT CORP (c)	14,061	141,172
Proficient Auto Logistics Inc (b)(c)	13,805	104,504
Saia Inc (c)	15,617	6,330,976
Universal Logistics Holdings Inc	15,792	262,621
Werner Enterprises Inc	38,736	1,359,246
		105,269,222
Industrial Conglomerates - 0.4%
Honeywell International Inc	372,813	90,813,519
Icahn Enterprises LP	360,137	2,902,704
		93,716,223
Machinery - 0.3%
AirJoule Technologies Corp Class A (b)(c)	40,402	130,498
Astec Industries Inc	14,058	872,861
Blue Bird Corp (b)(c)	19,434	1,132,419
CECO Environmental Corp (b)(c)	21,784	1,316,843
ClearSign Technologies Corp (c)	20,915	11,748
Columbus McKinnon Corp/NY	15,943	302,598
Commercial Vehicle Group Inc (c)	21,200	36,252
Eastern Co/The (b)	4,547	84,438
Energy Recovery Inc (c)	35,218	367,324
Franklin Electric Co Inc	24,884	2,478,944
FreightCar America Inc (c)	10,549	145,893
Hillman Solutions Corp (c)	118,990	975,718
Hurco Cos Inc (c)	4,416	78,207
Hydrofarm Holdings Group Inc (c)	3,202	4,323
L B Foster Co Class A (b)(c)	6,815	209,425
Laser Photonics Corp (b)(c)	7,313	7,144
Lincoln Electric Holdings Inc	31,951	9,171,535
LiqTech International Inc (c)	729	1,451
Microvast Holdings Inc (b)(c)	190,399	426,494
Middleby Corp/The (c)	29,055	4,906,227
Nephros Inc (c)	3,085	12,062
NN Inc (c)	27,788	41,960
Nordson Corp	32,226	9,456,397
Omega Flex Inc	6,405	230,132
PACCAR Inc	309,864	39,070,752
Palladyne AI Corp Class A (b)(c)	26,562	186,731
Park-Ohio Holdings Corp	8,275	212,999
Perma-Pipe International Holdings Inc (c)	5,412	175,186
Richtech Robotics Inc Class B (b)(c)	98,279	244,715
RYTHM Inc (b)(c)	1,058	20,737
Stratasys Ltd (b)(c)	46,121	444,145
Symbotic Inc Class A (b)(c)	72,439	3,968,208
Taylor Devices Inc (c)	1,759	154,335
Twin Disc Inc	9,749	177,334
Urban-Gro Inc (b)(c)	389	964
Velo3D Inc Class A (b)(c)	12,387	126,100
Venhub Global Inc	39,134	91,182
Xos Inc (b)(c)	2,262	4,773
		77,279,054
Marine Transportation - 0.0%
Lakeside Holding Ltd (c)	4,608	3,059
Pangaea Logistics Solutions Ltd	43,868	410,166
Seanergy Maritime Holdings Corp	11,836	169,846
		583,071
Passenger Airlines - 0.1%
Allegiant Travel Co (b)(c)	12,200	1,246,230
American Airlines Group Inc (c)	387,391	5,063,200
Frontier Group Holdings Inc (b)(c)	145,389	645,527
JetBlue Airways Corp (c)	228,271	1,264,621
Republic Airways Holdings Inc (c)	3,938	85,573
SkyWest Inc (c)	24,401	2,539,656
Sun Country Airlines Holdings Inc (c)	36,149	711,412
United Airlines Holdings Inc (c)	190,875	20,290,014
		31,846,233
Professional Services - 0.6%
Aeries Technology Inc Class A (b)(c)	12,875	4,067
Asure Software Inc (b)(c)	16,793	153,488
Automatic Data Processing Inc	236,697	50,738,369
Barrett Business Services Inc	16,005	444,459
Concentrix Corp (b)	36,004	1,180,931
Conduent Inc (c)	113,938	166,349
CRA International Inc	4,267	736,740
CSG Systems International Inc	17,811	1,423,099
DLH Holdings Corp (c)	7,855	47,130
ExlService Holdings Inc (c)	91,693	2,865,406
Exponent Inc	30,395	2,212,148
Falcon's Beyond Global Inc Class A (b)(c)	23,973	155,345
First Advantage Corp (b)(c)	106,738	1,228,554
Forrester Research Inc (c)	10,756	64,321
HireQuest Inc (b)	8,515	99,285
Huron Consulting Group Inc (c)	9,744	1,377,802
IBEX Holdings Ltd (c)	7,829	226,258
ICF International Inc	11,463	952,919
Innodata Inc (b)(c)	19,315	853,144
Kelly Services Inc Class A	25,967	252,140
Legalzoom.com Inc (b)(c)	111,826	786,137
Nixxy Inc (b)(c)	6,318	3,440
Paychex Inc	212,376	19,889,012
Paylocity Holding Corp (c)	32,052	3,413,217
Public Policy Holding Co Inc (United States) (c)(e)	14,170	163,805
Rcm Technologies Inc (c)	7,111	134,469
Resources Connection Inc (b)	24,760	93,098
Science Applications International Corp	27,152	2,505,044
ShiftPixy Inc (c)(d)	1	5
SS&C Technologies Holdings Inc	143,339	10,791,993
Star Equity Holdings Inc (c)	2,363	23,583
TTEC Holdings Inc (b)(c)	38,929	97,323
Upwork Inc (b)(c)	80,877	1,085,369
Verisk Analytics Inc	82,028	17,026,552
Verra Mobility Corp Class A (c)	98,221	1,641,273
Where Food Comes From Inc (b)(c)	2,480	31,000
Willdan Group Inc (c)	9,183	818,573
		123,685,847
Trading Companies & Distributors - 0.3%
Distribution Solutions Group Inc (c)	28,535	853,197
DXP Enterprises Inc/TX (b)(c)	9,897	1,370,438
EquipmentShare.com Inc Class A (b)(c)	125,684	3,647,350
Fastenal Co	673,782	31,020,923
FTAI Aviation Ltd	60,003	18,348,917
Hudson Technologies Inc (c)	27,800	197,658
iPower Inc (b)(c)	559	1,073
Karat Packaging Inc	11,593	285,767
McGrath RentCorp	15,057	1,670,574
Rush Enterprises Inc Class A	33,866	2,403,470
Rush Enterprises Inc Class B (b)	10,100	652,965
Titan Machinery Inc (c)	14,121	275,218
Transcat Inc (b)(c)	5,408	421,662
Willis Lease Finance Corp (b)	4,549	926,677
Xometry Inc Class A (b)(c)	30,596	1,254,895
		63,330,784
TOTAL INDUSTRIALS		790,572,356
Information Technology - 47.3%
Communications Equipment - 1.1%
ADTRAN Holdings Inc (c)	46,366	472,933
Applied Optoelectronics Inc (b)(c)	39,959	3,365,747
Aviat Networks Inc (c)	6,474	162,109
Cambium Networks Corp (b)(c)	13,451	15,065
Cisco Systems Inc	2,313,437	183,825,705
Clearfield Inc (b)(c)	8,770	275,729
ClearOne Inc (c)	1,275	6,209
Comtech Telecommunications Corp (c)	31,154	156,393
Digi International Inc (c)	22,356	1,091,420
Extreme Networks Inc (c)	78,794	1,101,540
F5 Inc (c)	33,446	9,075,907
Franklin Wireless Corp	9,420	36,926
Genasys Inc (b)(c)	28,415	53,704
Harmonic Inc (c)	72,622	771,972
Inseego Corp (b)(c)	11,837	146,187
KVH Industries Inc (c)	12,585	75,888
Lantronix Inc (c)	22,155	132,487
Lumentum Holdings Inc (c)	41,618	29,170,472
Netgear Inc (c)	18,701	385,615
NetScout Systems Inc (c)	44,798	1,308,550
Ondas Inc (b)(c)	248,654	2,506,432
Optical Cable Corp (c)	4,906	27,326
Ribbon Communications Inc (c)	116,776	260,410
Viasat Inc (c)	80,850	3,701,313
Viavi Solutions Inc (c)	124,342	3,694,201
Vistance Networks Inc (c)	124,920	2,194,844
		244,015,084
Electronic Equipment, Instruments & Components - 0.4%
908 Devices Inc (b)(c)	26,347	181,794
Acorn Energy Inc (c)	1,122	23,742
Advanced Energy Industries Inc	21,733	7,292,943
Aeva Technologies Inc (b)(c)	37,370	495,526
AEye Inc Class A (c)	28,330	46,461
Airgain Inc (c)	6,076	25,519
AMC Robotics Corp (b)(c)	12,165	89,899
AmpliTech Group Inc (c)	9,192	24,635
Astrotech Corp (c)	1,228	3,437
Avnet Inc	45,841	3,018,171
Bel Fuse Inc Class A	3,896	825,757
Bel Fuse Inc Class B	3,590	824,659
CDW Corp/DE	76,960	9,438,374
Climb Global Solutions Inc (b)	3,166	299,757
Coda Octopus Group Inc (c)	4,103	55,637
Cognex Corp	97,436	5,300,518
CPS Technologies Corp (c)	8,699	38,972
Daktronics Inc (c)	32,115	827,925
Data I/O Corp (c)	15,054	41,700
Deswell Industries Inc	1,149	4,148
ePlus Inc (b)	16,900	1,363,154
Evolv Technologies Holdings Inc Class A (c)	108,269	573,826
Flex Ltd (c)	213,682	13,466,240
Focus Universal Inc (b)(c)	257	1,323
Forward Industries Inc (c)	51,186	217,029
Frequency Electronics Inc (b)(c)	5,296	265,912
Identiv Inc (c)	13,327	41,980
Insight Enterprises Inc (c)	18,837	1,574,020
Interlink Electronics Inc	9,940	32,504
IPG Photonics Corp (b)(c)	25,226	3,318,985
Itron Inc (c)	27,084	2,544,542
Key Tronic Corp (c)	6,057	17,444
Kimball Electronics Inc (c)	16,010	400,090
LightPath Technologies Inc Class A (c)	25,477	265,725
Lightwave Logic Inc (b)(c)	90,605	399,568
Littelfuse Inc	13,583	4,787,464
MicroVision Inc (b)(c)	192,734	150,545
MultiSensor AI Holdings Inc (c)	11,410	3,217
Napco Security Technologies Inc	22,781	1,061,822
Neonode Inc (c)	10,699	19,472
nLight Inc (c)	30,814	1,731,439
Novanta Inc (b)(c)	20,951	2,816,443
OSI Systems Inc (b)(c)	10,001	2,852,285
Ouster Inc Class A (b)(c)	35,655	675,662
PC Connection Inc	15,808	963,498
Plexus Corp (c)	16,631	3,228,576
Powerfleet Inc NJ (b)(c)	75,351	269,003
Research Frontiers Inc (c)	10,936	10,884
RF Industries Ltd (c)	5,302	60,178
Richardson Electronics Ltd/United States (b)	7,825	96,091
Sanmina Corp (c)	32,567	5,056,352
ScanSource Inc (c)	14,493	533,053
Sono-Tek Corp (c)	2,629	11,278
Syntec Optics Holdings Inc Class A (b)(c)	19,932	127,963
TTM Technologies Inc (c)	60,315	6,287,236
Vuzix Corp (b)(c)	38,602	111,560
Wetouch Technology Inc (c)	6,414	10,519
Wrap Technologies Inc (b)(c)	38,058	65,460
Zebra Technologies Corp Class A (c)	29,654	6,641,310
		90,913,226
IT Services - 0.4%
Akamai Technologies Inc (c)	83,679	8,233,177
Amdocs Ltd	64,390	4,494,422
Applied Digital Corp (b)(c)	166,334	4,535,928
Backblaze Inc Class A (b)(c)	39,964	150,265
Black Titan Corp (b)	1,511	2,191
Brand Engagement Network Inc Class A (b)(c)	2,725	97,228
CISO Global Inc (c)	17,839	6,709
Cloudastructure Inc Class A (b)(c)	5,483	3,630
Cognizant Technology Solutions Corp Class A	280,468	18,070,553
Commerce.com Inc (c)	43,293	120,355
CoreWeave Inc Class A (b)(c)	227,658	18,112,471
Crexendo Inc (c)	15,416	90,029
CSP Inc	8,458	76,207
Fastly Inc Class A (c)	90,676	1,733,725
Fusemachines Inc (b)	7,192	9,853
Glimpse Group Inc/The (b)(c)	9,486	5,606
Grid Dynamics Holdings Inc (c)	57,531	388,334
Hackett Group Inc/The (b)	14,698	200,775
Information Services Group Inc	29,262	140,750
MicroAlgo Inc Class A (b)(c)	7,198	25,697
MongoDB Inc Class A (c)	47,637	15,647,325
Okta Inc Class A (c)	98,622	7,150,095
Rackspace Technology Inc (b)(c)	215,054	419,355
Research Solutions Inc/CA (c)	16,973	39,377
TSS Inc/MD (b)(c)	15,046	155,425
Tucows Inc Class A (c)	6,583	119,547
VeriSign Inc	52,218	11,902,571
Whitefiber Inc (b)	22,502	379,159
XTI Aerospace Inc (b)(c)	16,349	30,573
		92,341,332
Semiconductors & Semiconductor Equipment - 22.6%
ACM Research Inc Class A (c)	35,627	1,983,711
Advanced Micro Devices Inc (c)	955,105	191,221,572
Aehr Test Systems (b)(c)	18,774	702,711
Aeluma Inc (b)(c)	9,830	152,070
Alpha & Omega Semiconductor Ltd (c)	19,954	419,234
Ambarella Inc (c)	26,018	1,569,926
Amkor Technology Inc	141,235	6,753,858
Amtech Systems Inc (c)	11,847	154,603
Analog Devices Inc	285,349	101,524,321
Applied Materials Inc	465,880	173,447,124
ARM Holdings PLC ADR (b)(c)	78,297	9,978,953
Astera Labs Inc (c)	98,676	11,725,669
Atomera Inc (b)(c)	16,578	83,553
Axcelis Technologies Inc (c)	19,268	1,591,729
AXT Inc (c)	26,762	1,014,280
Blaize Holdings Inc Class A (b)(c)	63,631	75,085
Broadcom Inc	2,773,837	886,379,613
CEVA Inc (b)(c)	13,984	291,706
Cirrus Logic Inc (c)	27,276	3,849,189
Cohu Inc (c)	27,737	837,657
Credo Technology Group Holding Ltd (c)	100,286	11,259,109
CVD Equipment Corp (c)	6,633	23,547
Diodes Inc (c)	27,470	1,874,278
Enphase Energy Inc (c)	76,538	3,235,261
Entegris Inc (b)	88,567	11,730,699
Everspin Technologies Inc (c)	17,797	192,208
First Solar Inc (c)	62,948	12,413,346
FormFactor Inc (c)	45,112	4,460,675
GlobalFoundries Inc (c)	319,287	15,182,097
GSI Technology Inc (b)(c)	15,609	127,369
Ichor Holdings Ltd (c)	20,965	996,886
Ideal Power Inc (c)	6,103	21,879
Impinj Inc (c)	17,624	2,161,760
Intel Corp (c)	2,801,841	127,791,968
KLA Corp	76,680	116,902,494
Kopin Corp (b)(c)	101,031	223,279
Lam Research Corp	734,862	171,876,873
Lattice Semiconductor Corp (c)	77,142	7,376,318
MACOM Technology Solutions Holdings Inc (b)(c)	42,124	10,451,807
Marvell Technology Inc	502,833	41,076,428
Maxeon Solar Technologies Ltd (b)(c)	6,830	16,734
MaxLinear Inc (c)	52,135	908,713
Microchip Technology Inc	313,753	23,418,524
Micron Technology Inc	660,037	272,179,458
MKS Inc	37,479	9,162,116
Mobix Labs Inc Class A (b)(c)	27,433	4,526
Monolithic Power Systems Inc	27,492	31,416,208
Navitas Semiconductor Corp Class A (b)(c)	131,704	1,185,336
NVE Corp (b)	2,869	197,502
NVIDIA Corp	14,283,941	2,530,971,506
ON Semiconductor Corp (c)	233,677	15,534,847
PDF Solutions Inc (b)(c)	23,777	803,187
Penguin Solutions Inc (b)(c)	30,724	638,445
Photronics Inc (c)	36,989	1,384,498
Pixelworks Inc (b)(c)	4,303	27,324
Power Integrations Inc (b)	33,955	1,627,124
Qorvo Inc (c)	52,046	4,314,613
QUALCOMM Inc	623,787	88,802,317
QuickLogic Corp (b)(c)	8,417	69,272
Rambus Inc (c)	62,895	6,268,116
Rigetti Computing Inc Class A (b)(c)	196,482	3,422,716
Semtech Corp (b)(c)	53,196	4,799,343
Silicon Laboratories Inc (c)	19,518	3,992,017
SiTime Corp (c)	15,349	6,107,060
SkyWater Technology Inc (b)(c)	27,890	821,639
Skyworks Solutions Inc (b)	86,050	5,126,859
SolarEdge Technologies Inc (b)(c)	36,729	1,300,207
Synaptics Inc (b)(c)	22,754	1,853,541
Teradyne Inc	90,759	29,045,603
Texas Instruments Inc	530,458	112,515,446
Ultra Clean Holdings Inc (c)	28,808	1,748,069
Universal Display Corp	27,794	2,965,342
Veeco Instruments Inc (b)(c)	39,586	1,209,748
		5,096,972,801
Software - 11.8%
8x8 Inc (c)	60,050	128,507
ACI Worldwide Inc (c)	62,285	2,471,469
Adeia Inc	64,328	1,330,946
Adobe Inc (c)	243,050	63,778,751
Agilysys Inc (c)	17,699	1,277,337
Airship AI Holdings Inc Class A (b)(c)	22,323	60,942
Alarm.com Holdings Inc (c)	29,655	1,418,992
Alkami Technology Inc (b)(c)	62,086	1,027,213
Alpha Modus Holdings Inc Class A (c)	10,153	5,091
American Bitcoin Corp Class A (b)(c)	118,887	121,265
Amplitude Inc Class A (c)	67,531	492,976
Appfolio Inc Class A (c)	13,613	2,419,847
Appian Corp Class A (c)	25,435	678,351
AppLovin Corp Class A (c)	180,140	78,319,469
Arteris Inc (c)	28,202	479,152
Atlassian Corp Class A (c)	98,470	7,398,051
AudioEye Inc (b)(c)	8,256	56,306
Aurora Innovation Inc Class A (b)(c)	962,862	4,506,194
authID Inc (b)(c)	5,456	9,057
Autodesk Inc (c)	121,289	29,821,326
AvePoint Inc Class A (c)	131,966	1,422,593
Aware Inc/MA (c)	17,102	28,047
Bentley Systems Inc Class B (b)	172,584	6,307,945
Bit Digital Inc (b)(c)	201,119	335,869
Bitdeer Technologies Group Class A (b)(c)	98,558	758,897
BitFuFu Inc Class A (b)(c)	17,331	41,074
Blackbaud Inc (c)	29,378	1,426,008
BlackLine Inc (c)	34,860	1,228,815
Braze Inc Class A (c)	60,255	1,144,242
Bridgeline Digital Inc (c)	18,622	16,579
BTCS Inc (b)	33,030	52,848
Btcs Inc Series V (d)	2,315	0
Cadence Design Systems Inc (c)	157,624	47,507,874
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	377,912	2,203,227
Cerence Inc (b)(c)	22,435	177,461
CID Holdco Inc (b)	14,755	3,541
Cipher Digital Inc (b)(c)	231,976	3,618,826
Cleanspark Inc (b)(c)	171,529	1,706,714
Commvault Systems Inc (c)	26,943	2,292,310
Confluent Inc Class A (c)	179,981	5,520,017
Consensus Cloud Solutions Inc (b)(c)	11,331	340,836
Core Scientific Inc (b)(c)	185,923	3,155,113
Crowdstrike Holdings Inc Class A (c)	145,545	54,139,829
Daily Journal Corp (b)(c)	920	468,749
Datacentrex Inc (b)(c)	9,477	17,627
Datadog Inc Class A (c)	188,704	21,127,300
Digi Power X Inc (United States) (c)	31,650	87,354
Digimarc Corp (b)(c)	14,667	64,608
Digital Turbine Inc (b)(c)	72,470	294,228
Docusign Inc (c)	118,931	5,360,220
Domo Inc Class B (b)(c)	24,261	87,097
Dropbox Inc Class A (c)	104,552	2,612,754
Duos Technologies Group Inc (b)(c)	17,109	129,173
eGain Corp (b)(c)	19,337	180,608
EverCommerce Inc (b)(c)	108,763	1,248,599
Expensify Inc Class A (c)	35,177	33,422
Fatpipe Inc/UT (b)	9,388	13,706
Five9 Inc (c)	48,468	845,282
Fortinet Inc (c)	430,863	34,051,103
Freshworks Inc Class A (c)	142,666	1,115,648
Gen Digital Inc	360,248	8,130,797
Gitlab Inc Class A (b)(c)	88,994	2,340,542
Gloo Holdings Inc Class A	3,081	20,119
Greenidge Generation Holdings Inc Class A (b)(c)	3,594	4,385
I3 Verticals Inc Class A (b)(c)	15,548	347,964
Intapp Inc (c)	50,464	1,131,908
Intellicheck Inc (c)	14,317	69,581
InterDigital Inc (b)	15,173	5,561,360
Intrusion Inc (b)(c)	3,947	4,302
Intuit Inc	162,028	66,274,314
Iveda Solutions Inc (c)	2,211	655
JFrog Ltd (c)	71,426	2,867,754
Kaltura Inc (b)(c)	78,264	108,787
Life360 Inc (b)(c)	46,784	2,463,178
LivePerson Inc (b)(c)	1,968	5,648
Manhattan Associates Inc (c)	33,534	4,541,510
MARA Holdings Inc (b)(c)	222,883	1,992,574
MicroCloud Hologram Inc (c)	237	507
Microsoft Corp	4,368,721	1,715,771,487
Mitek Systems Inc (b)(c)	28,416	414,305
Monday.com Ltd (b)(c)	30,316	2,202,154
Myseum Inc (c)	988	1,828
nCino Inc (c)	69,988	1,129,606
Netskope Inc Class A (b)(c)	51,269	553,705
NetSol Technologies Inc (c)	5,970	21,014
NextNav Inc Class A (b)(c)	84,954	1,366,910
NextTrip Inc (c)	4,078	11,745
Nutanix Inc Class A (c)	151,227	5,788,970
OneSpan Inc	24,710	272,798
Onestream Inc Class A (c)	55,529	1,309,929
Pagaya Technologies Ltd Class A (b)(c)	39,258	439,297
Palantir Technologies Inc Class A (c)	1,338,701	183,656,391
Palo Alto Networks Inc (c)	478,633	71,278,027
Pegasystems Inc	96,470	4,218,633
Phunware Inc (c)	9,310	16,572
Porch Group Inc (b)(c)	68,852	565,275
Progress Software Corp (b)(c)	26,057	1,091,267
PTC Inc (c)	66,734	10,449,877
Qualys Inc (c)	20,988	1,940,760
Rapid7 Inc (c)	39,810	247,618
REalloys Inc (b)(c)	1,335	24,644
reAlpha Tech Corp (c)	62,869	19,986
Red Violet Inc (b)(c)	8,779	380,218
Rekor Systems Inc (b)(c)	85,665	73,441
Rezolve AI PLC (b)(c)	198,696	462,962
Rimini Street Inc (b)(c)	58,431	217,363
Riot Platforms Inc (b)(c)	223,884	3,647,070
Roadzen Inc (b)(c)	41,570	56,535
Roper Technologies Inc	62,466	21,846,234
SailPoint Inc (b)(c)	331,752	4,677,703
ServiceTitan Inc Class A (c)	47,742	3,456,043
Silvaco Group Inc (c)	12,895	43,327
Soluna Holdings Inc (b)(c)	55,179	47,967
SoundHound AI Inc Class A (b)(c)	226,976	1,951,994
SoundThinking Inc (c)	9,121	66,583
Sprout Social Inc Class A (c)	33,355	215,140
SPS Commerce Inc (c)	23,475	1,326,572
Strategy Inc Class A (b)(c)	157,805	20,435,748
Synopsys Inc (c)	108,829	45,055,206
T Stamp Inc Class A (b)(c)	421	1,069
Telos Corp (c)	43,817	176,144
Tenable Holdings Inc (c)	73,492	1,413,251
Terawulf Inc (b)(c)	249,889	4,053,200
TON Strategy Co (c)	39,176	76,001
Trimble Inc (c)	135,686	9,073,323
Upland Software Inc (c)	21,178	18,700
Varonis Systems Inc (c)	67,392	1,556,755
Veea Inc Class A (c)	12,454	6,315
Veritone Inc (b)(c)	52,253	147,353
Vertex Inc Class A (c)	49,015	709,737
Viant Technology Inc Class A (c)	11,212	113,578
VirnetX Holding Corp (b)(c)	3,649	59,479
Workday Inc Class A (c)	123,295	16,491,939
Zoom Communications Inc Class A (c)	156,220	11,550,907
Zscaler Inc (c)	92,627	13,615,243
		2,658,649,168
Technology Hardware, Storage & Peripherals - 11.0%
Ainos Inc (b)(c)	396	649
Apple Inc	8,685,926	2,294,647,931
AstroNova Inc (c)	4,427	40,197
Corsair Gaming Inc (c)	28,018	153,819
CPI Card Group Inc (b)(c)	7,083	86,873
DNA X Inc (b)(c)	114	619
Foxx Development Holdings Inc (c)	4,245	22,456
Immersion Corp (b)	606	3,703
NetApp Inc	108,618	10,756,441
One Stop Systems Inc (b)(c)	12,774	105,449
Quantum Computing Inc (b)(c)	132,582	1,115,015
Quantum Corp (b)(c)	6,388	35,006
Sandisk Corp/DE (c)	85,925	54,593,308
Seagate Technology Holdings PLC	123,822	50,499,564
Socket Mobile Inc (c)	1,296	1,160
Super Micro Computer Inc (b)(c)	343,317	11,120,038
TransAct Technologies Inc (c)	6,575	22,750
Virtuix Holdings Inc	8,332	57,158
Western Digital Corp	198,278	55,458,357
Xerox Holdings Corp (b)	79,323	142,781
Xerox Holdings Corp warrants 2/14/2028 (c)	39,898	4,788
		2,478,868,062
TOTAL INFORMATION TECHNOLOGY		10,661,759,673
Materials - 0.9%
Chemicals - 0.7%
Alto Ingredients Inc (c)	45,352	103,403
Arq Inc (c)	22,137	77,701
Ascent Industries Co (c)	7,726	132,578
ASP Isotopes Inc (b)(c)	64,105	342,321
Balchem Corp	19,238	3,490,350
Hawkins Inc (b)	12,450	1,856,295
Innospec Inc	14,892	1,140,429
Linde PLC	272,735	138,571,199
Northern Technologies International Corp	6,565	58,429
Novusterra Inc (b)(c)(d)	7,237	0
Origin Materials Inc Class A (c)	194,996	29,815
PureCycle Technologies Inc (b)(c)	113,811	718,147
Solesence Inc (b)(c)	31,985	40,941
Solstice Advanced Materials Inc	92,954	7,297,819
		153,859,427
Construction Materials - 0.0%
Smith-Midland Corp (b)(c)	2,925	112,349
United States Lime & Minerals Inc (b)	17,225	1,966,406
		2,078,755
Containers & Packaging - 0.0%
Eightco Holdings Inc (b)(c)	104,800	110,040
TriMas Corp	25,549	998,455
		1,108,495
Metals & Mining - 0.2%
5E Advanced Materials Inc (c)	17,775	35,549
American Battery Technology Co (b)(c)	75,882	280,005
Aura Minerals Inc	49,417	4,173,266
Century Aluminum Co (c)	58,030	2,992,027
Evolution Metals & Technologies Corp (b)(c)	351,313	2,799,965
Ferroglobe PLC (b)	117,079	598,274
Friedman Industries Inc	3,162	58,845
Hycroft Mining Holding Corp (b)(c)	50,242	2,530,690
Inno Holdings Inc (c)	38	40
Kaiser Aluminum Corp	9,324	1,213,425
NioCorp Developments Ltd (b)(c)	68,665	363,925
Perpetua Resources Corp (United States) (b)(c)	72,607	2,676,294
Ramaco Resources Inc Class A (b)(c)	33,649	509,446
Ramaco Resources Inc Class B	6,818	80,316
ReElement Technologies Corp (b)(c)(d)	28,952	0
Royal Gold Inc	49,838	14,940,934
Steel Dynamics Inc	85,913	16,592,378
US Gold Corp (b)(c)	12,405	269,189
USA Rare Earth Inc Class A (b)(c)	87,191	1,647,910
		51,762,478
TOTAL MATERIALS		208,809,155
Real Estate - 0.6%
Diversified REITs - 0.0%
Gladstone Commercial Corp	32,084	400,729
Medalist Diversified REIT Inc	805	9,491
Presidio Property Trust Inc Class A (b)(c)	601	1,755
Presidio Property Trust Inc warrants 1/24/2027 (c)	6,016	116
		412,091
Health Care REITs - 0.0%
Diversified Healthcare Trust	157,454	1,064,389
Sabra Health Care REIT Inc	146,779	3,016,308
		4,080,697
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co	112,046	1,124,942
Host Hotels & Resorts Inc	410,449	8,040,696
Service Properties Trust	80,496	185,141
		9,350,779
Industrial REITs - 0.0%
Industrial Logistics Properties Trust	46,038	269,782
Lineage Inc (b)	137,632	5,576,849
		5,846,631
Real Estate Management & Development - 0.1%
Alset Inc (b)(c)	32,998	72,266
Altisource Portfolio Solutions SA (c)	10,838	82,586
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	33,046	11,242
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	33,046	14,375
Comstock Holding Cos Inc Class A (c)	5,745	67,044
CoStar Group Inc (c)	250,340	11,172,674
eXp World Holdings Inc (b)	98,278	684,998
Fathom Holdings Inc (c)	4,444	4,434
FRP Holdings Inc (c)	12,485	298,891
Gyrodyne LLC (c)	1,512	13,230
InterGroup Corp/The (c)	1,699	51,021
Linkhome Holdings Inc (b)(c)	9,924	12,306
Newmark Group Inc Class A	99,302	1,441,865
Opendoor Technologies Inc Class A (b)(c)	562,442	3,048,436
Opendoor Technologies Inc warrants 11/20/2026 (c)	14,917	12,545
Opendoor Technologies Inc warrants 11/20/2026 (c)	14,917	6,474
Opendoor Technologies Inc warrants 11/20/2026 (c)	14,917	5,519
Real Messenger Corp (c)	150	105
RMR Group Inc/The Class A	9,944	162,883
Star Holdings (c)	27,660	249,493
Stratus Properties Inc (b)(c)	5,346	163,160
Zillow Group Inc Class A (c)	29,502	1,321,689
Zillow Group Inc Class C (c)	110,540	4,932,295
		23,829,531
Retail REITs - 0.1%
Phillips Edison & Co Inc	72,507	2,848,075
Regency Centers Corp	108,252	8,551,908
		11,399,983
Specialized REITs - 0.4%
Equinix Inc	57,210	55,737,415
Fermi Inc (b)	363,250	3,621,603
Gaming and Leisure Properties Inc	167,129	8,174,279
Gladstone Land Corp	13,743	168,764
Global Self Storage Inc	5,948	30,335
Lamar Advertising Co Class A	50,979	7,021,847
SBA Communications Corp Class A	62,957	12,664,430
		87,418,673
TOTAL REAL ESTATE		142,338,385
Utilities - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp	150,939	10,918,927
American Electric Power Co Inc	307,291	41,121,682
Constellation Energy Corp	213,359	70,382,867
Evergy Inc	133,250	11,147,695
Exelon Corp	597,185	29,542,742
MGE Energy Inc (b)	22,543	1,848,976
Otter Tail Corp (b)	24,891	2,118,224
Xcel Energy Inc	345,513	28,801,964
		195,883,077
Gas Utilities - 0.0%
RGC Resources Inc	6,291	138,779
Independent Power and Renewable Electricity Producers - 0.0%
AleAnna Inc Class A (b)(c)	3,633	10,354
Hallador Energy Co (b)(c)	27,667	502,986
Montauk Renewables Inc (c)	88,120	135,705
Talen Energy Corp (c)	26,804	9,943,480
		10,592,525
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	36,776	2,572,849
Water Utilities - 0.0%
Artesian Resources Corp Class A	6,230	211,072
Cadiz Inc (b)(c)	44,782	232,866
Consolidated Water Co Ltd	10,827	409,802
Global Water Resources Inc (b)	16,108	147,549
H2O America	20,960	1,127,439
Middlesex Water Co (b)	12,150	656,101
Pure Cycle Corp (c)	16,404	173,390
York Water Co/The (b)	10,001	328,833
		3,287,052
TOTAL UTILITIES		212,474,282
TOTAL UNITED STATES		21,808,669,973
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	98,119	1,200,977
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	1,364,509	4,448,299
TOTAL COMMON STOCKS (Cost $6,845,082,221)		22,553,069,892

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum Inc 8.75%	816	21,818
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands Inc Series B, 8.25%	1,005	143
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A	8,946	16,854
Health Care - 0.0%
Health Care Technology - 0.0%
iCoreConnect Inc 12% (b)(c)(d)	1,128	13
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (d)	2,059	0
TOTAL HEALTH CARE		13
Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc Class A (d)	1,275	0
Software - 0.0%
SRAX Inc (c)(d)	9,776	0
TOTAL INFORMATION TECHNOLOGY		0
TOTAL UNITED STATES		17,010
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $41,410)		38,828

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $3,806,530)	3.64	3,835,000	3,807,082

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	36,681,539	36,688,875
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	606,867,221	606,927,908
TOTAL MONEY MARKET FUNDS (Cost $643,616,783)			643,616,783

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $7,492,546,944)	23,200,532,585
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(596,272,640)
NET ASSETS - 100.0%	22,604,259,945

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	115	3/2026	57,510,925	11,862

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $913,268 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,429,848.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $62,947,477.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,887,612	243,469,417	251,666,559	604,932	(1,595)	-	36,688,875	36,681,539	0.1%
Fidelity Securities Lending Cash Central Fund	700,890,520	940,467,336	1,034,416,900	7,034,300	(13,048)	-	606,927,908	606,867,221	1.7%
Total	745,778,132	1,183,936,753	1,286,083,459	7,639,232	(14,643)	-	643,616,783

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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